CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
SENIOR LOANS (b)(c)(d)
Automobiles & Components
Automotive Keys Group, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	11/6/2025			$758	$750	(e)(f)
Automotive Keys Group, LLC		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	11/6/2025			162	161	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Revolver	4.50% (1M LIBOR + 3.50%)	1/20/2026			1	1	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	1/20/2027			3,994	3,954	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan		1/20/2027			1,461	(15)	(e)(h)
GB Auto Service, Inc.		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	10/19/2024			264	94	(e)(h)
GB Auto Service, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	10/19/2024			1,192	1,192	(e)(f)
GB Auto Service, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	10/19/2024			434	434	(e)(f)
GB Auto Service, Inc.		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	10/19/2024			1,636	1,636	(e)
GB Auto Service, Inc.		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	10/19/2024			5,469	5,468	(e)
Highline Aftermarket Acquisition, LLC		1st Lien Revolver	3.85% (1M LIBOR + 3.75%)	11/10/2025			1	—	(e)(h)
Highline Aftermarket Acquisition, LLC		2nd Lien Term Loan	8.75% (6M LIBOR + 8.00%)	11/9/2028			5,942	5,883	(e)(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Delayed Draw Term Loan	8.75% (6M LIBOR + 8.00%)	11/9/2028			4,209	4,167	(e)
Wand Newco 3, Inc.		2nd Lien Term Loan	7.36% (1M LIBOR + 7.25%)	2/5/2027			3,000	2,970	(e)(f)
								26,695		2.34%
Capital Goods
Alliance Laundry Systems LLC		1st Lien Term Loan	4.25% (3M LIBOR + 3.50%)	10/8/2027			2,993	2,985
Brookfield WEC Holdings Inc.		1st Lien Term Loan	3.25% (1M LIBOR + 2.75%)	8/1/2025			2,861	2,834
Clarios Global LP	Canada	1st Lien Term Loan	3.36% (1M LIBOR + 3.25%)	4/30/2026			1,065	1,053
Core & Main LP		1st Lien Term Loan	3.75% (3M LIBOR + 2.75%)	8/1/2024			4,014	3,995
CP Atlas Buyer, Inc.		1st Lien Term Loan	4.25% (3M LIBOR + 3.75%)	11/23/2027			5,812	5,769
Creation Holdings Inc.		1st Lien Revolver	6.75% (1M LIBOR + 5.75%)	8/15/2024			545	454	(e)(h)
Creation Holdings Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	8/15/2025			2,360	2,360	(e)(f)
Creation Holdings Inc.		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	8/15/2025			445	445	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares		Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolver	7.50% (3M LIBOR + 6.50%)	12/30/2025				1,296	144	(e)(h)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	12/30/2026				3,331	3,331	(e)(f)
Eleda BidCo AB	Sweden	1st Lien Term Loan	7.50% (3M STIBOR + 7.50%)	6/30/2026			SEK	21,000	2,405	(e)(f)
Eleda BidCo AB	Sweden	1st Lien Term Loan		6/30/2026			SEK	4,000	—	(e)(h)
Eleda BidCo AB	Sweden	1st Lien Term Loan	7.50% (3M STIBOR + 7.50%)	6/30/2026			SEK	9,070	1,039	(e)(f)
Flow Control Solutions, Inc.		1st Lien Revolver		11/21/2024				373	—	(e)(h)
Flow Control Solutions, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	11/21/2024				1,278	1,278	(e)(f)
Flow Control Solutions, Inc.		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	11/21/2024				1,604	1,129	(e)(h)
Fluid-Flow Products, Inc.		1st Lien Term Loan		3/17/2028				1,680	1,670	(i)
Fluid-Flow Products, Inc.		1st Lien Delayed Draw Term Loan		3/17/2028				320	318	(i)
Foundation Building Materials, Inc.		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	1/29/2028				1,000	990
Kene Acquisition, Inc.		1st Lien Revolver		8/8/2024				676	—	(e)(h)
Kene Acquisition, Inc.		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	8/10/2026				2,870	2,870	(e)(f)
Kene Acquisition, Inc.		1st Lien Delayed Draw Term Loan	5.25% (1M LIBOR + 4.25%)	8/10/2026				480	480	(e)
Kodiak BP, LLC		1st Lien Term Loan	4.00% (3M LIBOR + 3.25%)	3/12/2028				3,055	3,036	(e)
Peraton Corp.		1st Lien Term Loan		2/1/2028				725	724	(i)
Peraton Corp.		1st Lien Term Loan		2/1/2028				1,275	1,274	(i)
Radius Aerospace Europe Limited	Great Britain	1st Lien Revolver		3/29/2025				£186	(13)	(e)(h)
Radius Aerospace Europe Limited	Great Britain	1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	3/29/2025				1,606	1,526	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolver	6.75% (1M LIBOR + 5.75%)	3/29/2025				429	7	(e)(h)
Radius Aerospace, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	3/29/2025				2,520	2,394	(e)(f)
Restaurant Technologies, Inc.		1st Lien Term Loan	7.25% (1M LIBOR + 6.25%)	10/1/2025				248	248	(e)
Sigma Electric Manufacturing Corporation		1st Lien Revolver	7.25% (6M LIBOR + 6.25%)	10/31/2022				1	—	(e)(h)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	7.25% (6M LIBOR + 6.25%)	10/31/2023				316	316	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	7.25% (6M LIBOR + 6.25%)	10/31/2023				120	120	(e)(f)
Star US Bidco LLC		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	3/17/2027				3,603	3,565

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Sunk Rock Foundry Partners LP		1st Lien Term Loan	7.25% (6M LIBOR + 6.25%)	10/31/2023			203	203	(e)(f)
Tank Holding Corp.		1st Lien Term Loan	3.36% (1M LIBOR + 3.25%)	3/26/2026			3,414	3,356
Tank Holding Corp.		1st Lien Term Loan	5.75% (6M LIBOR + 5.00%)	3/26/2026			1,052	1,054
Titan Acquisition, Ltd.	Canada	1st Lien Term Loan	3.27% (3M LIBOR + 3.00%)	3/28/2025			4,137	4,047	(i)
TransDigm Group Inc		1st Lien Term Loan	2.36% (1M LIBOR + 2.25%)	8/22/2024			427	418
TransDigm Group Inc		1st Lien Term Loan	2.36% (1M LIBOR + 2.25%)	12/9/2025			2,992	2,928
Turbo Acquisitions 10 Bidco Limited	Great Britain	1st Lien Term Loan	7.75% (6M GBP LIBOR + 7.25%)	2/26/2027			£2,827	3,897	(e)(f)
Turbo Acquisitions 10 Bidco Limited	Great Britain	1st Lien Term Loan		2/26/2027			£673	—	(e)(h)
Welbilt, Inc.		1st Lien Term Loan	2.61% (1M LIBOR + 2.50%)	10/23/2025			1,902	1,817
Wilsonart LLC		1st Lien Term Loan	4.25% (1M LIBOR + 3.25%)	12/19/2023			5,552	5,534
								72,000		6.31%
Commercial & Professional Services
Aero Operating LLC		1st Lien Term Loan	8.00% (1M LIBOR + 6.50%)	2/9/2026			2,889	2,803	(e)(f)
Aero Operating LLC		1st Lien Delayed Draw Term Loan	8.00% (1M LIBOR + 6.50%)	2/9/2026			829	804	(e)
AlixPartners, LLP		1st Lien Term Loan	3.25% (1M LIBOR + 2.75%)	2/4/2028			2,000	1,991
AMCP Clean Intermediate, LLC		1st Lien Revolver		10/1/2024			1	—	(e)(h)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (12M LIBOR + 6.25%)	10/1/2024			1,575	1,575	(e)(f)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (12M LIBOR + 6.25%)	10/1/2024			360	360	(e)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (12M LIBOR + 6.25%)	10/1/2024			144	144	(e)(f)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (12M LIBOR + 6.25%)	10/1/2024			108	108	(e)(f)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (12M LIBOR + 6.25%)	10/1/2024			162	162	(e)(f)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (12M LIBOR + 6.25%)	10/1/2024			85	85	(e)(f)
AMCP Clean Intermediate, LLC		1st Lien Term Loan	7.25% (12M LIBOR + 6.25%)	10/1/2024			703	703	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Revolver		11/12/2025			1,150	(29)	(e)(h)
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	5.75% (1M LIBOR + 4.75%)	11/12/2027			9,354	9,354	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan		11/12/2027			1,681	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares		Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	9.75% (1M LIBOR + 8.75%)	11/13/2028				3,008	3,008	(e)(f)
Capstone Acquisition Holdings, Inc.		2nd Lien Delayed Draw Term Loan		11/13/2028				531	—	(e)(h)
CED France Holding	France	1st Lien Term Loan	7.00% (3M EURIBOR + 7.00%)	12/10/2025				€1,152	1,351	(e)(f)
Divisions Holding Corporation		1st Lien Revolver	7.50% (3M LIBOR + 6.50%)	8/14/2026				1,333	889	(e)(h)
Divisions Holding Corporation		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	8/14/2026				5,438	5,438	(e)(f)
Divisions Holding Corporation		1st Lien Delayed Draw Term Loan		8/14/2026				964	—	(e)(h)
Dun & Bradstreet Corporation		1st Lien Term Loan	3.36% (1M LIBOR + 3.25%)	2/6/2026				5,337	5,304
Elevation Services Parent Holdings, LLC		1st Lien Revolver	6.50% (6M LIBOR + 5.50%)	12/18/2026				386	55	(e)(h)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	6.50% (6M LIBOR + 5.50%)	12/18/2026				1,347	1,333	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delayed Draw Term Loan	6.50% (6M LIBOR + 5.50%)	12/18/2026				1,796	1,688	(e)(h)
GFL Environmental Inc.	Canada	1st Lien Term Loan	3.50% (1M LIBOR + 3.00%)	5/30/2025				1,592	1,592
IMIA Holdings, Inc.		1st Lien Revolver		10/27/2025				408	—	(e)(h)
IMIA Holdings, Inc.		1st Lien Term Loan	7.00% (1M LIBOR + 6.00%)	10/27/2025				4,111	4,111	(e)(f)
IRI Holdings, Inc.		1st Lien Term Loan	4.36% (1M LIBOR + 4.25%)	12/1/2025				1,647	1,647	(e)(f)
IRI Holdings, Inc.		2nd Lien Term Loan	8.11% (1M LIBOR + 8.00%)	11/30/2026				1,472	1,472	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	7.50% (6M LIBOR + 6.50%)	11/7/2026				1,778	1,778	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Delayed Draw Term Loan	7.50% (6M LIBOR + 6.50%)	11/7/2026				391	391	(e)
Kellermeyer Bergensons Services, LLC		1st Lien Delayed Draw Term Loan	7.50% (6M LIBOR + 6.50%)	11/7/2026				539	102	(e)(h)
Laboratories Bidco LLC		1st Lien Revolver		6/25/2024				881	—	(e)(h)
Laboratories Bidco LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	6/25/2024				1,902	1,902	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	7.00% (3M CDOR + 6.00%)	6/25/2024			CAD	1,784	1,420	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	6/25/2024				584	584	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	6/25/2024				3,370	3,370	(e)(f)
Lavatio Midco Sarl	Luxembourg	1st Lien Term Loan	7.50% (6M EURIBOR + 7.25%)	11/30/2026				€982	660	(e)(g)(h)
Lavatio Midco Sarl	Luxembourg	1st Lien Term Loan	7.50% (6M EURIBOR + 7.25%)	11/30/2026				€793	883	(e)(f)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Marmic Purchaser, LLC		1st Lien Revolver		3/5/2027			287	(6)	(e)(h)
Marmic Purchaser, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	3/5/2027			2,057	2,037	(e)(f)
Marmic Purchaser, LLC		1st Lien Delayed Draw Term Loan		3/5/2027			1,196	(12)	(e)(h)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	8.50% (6M LIBOR + 7.00%)	1/7/2027			2,100	2,100	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	7.50% (6M GBP LIBOR + 7.00%)	1/7/2027			£1,052	1,450	(e)(f)
P27 BIDCO LIMITED	Great Britain	1st Lien Term Loan	8.25% (6M LIBOR + 7.50%)	7/31/2026			610	567	(e)
P27 BIDCO LIMITED	Great Britain	1st Lien Term Loan	8.25% (6M GBP LIBOR + 7.50%)	7/31/2026			£1,706	2,187	(e)
P27 BIDCO LIMITED	Great Britain	1st Lien Term Loan	8.25% (6M GBP LIBOR + 7.50%)	7/31/2026			£325	58	(e)(h)
Packers Holdings, LLC		1st Lien Term Loan	4.00% (3M LIBOR + 3.25%)	3/9/2028			2,726	2,693
Petroleum Service Group LLC		1st Lien Revolver		7/23/2025			2,106	—	(e)(h)
Petroleum Service Group LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	7/23/2025			5,367	5,367	(e)(f)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	6.25% (3M LIBOR + 5.25%)	7/23/2025			1,313	107	(e)(h)
RSK Group Limited	Great Britain	1st Lien Term Loan	8.00% (3M GBP LIBOR + 7.50%)	10/27/2025			£525	723	(e)(f)(g)
RSK Group Limited	Great Britain	1st Lien Term Loan	8.00% (3M GBP LIBOR + 7.50%)	10/27/2025			£518	713	(e)(f)(g)
RSK Group Limited	Great Britain	1st Lien Term Loan	8.00% (3M GBP LIBOR + 7.50%)	10/27/2025			£252	347	(e)(f)(g)
RSK Group Limited	Great Britain	1st Lien Term Loan	8.00% (3M GBP LIBOR + 7.50%)	10/27/2025			£125	173	(e)(g)
RSK Group Limited	Great Britain	1st Lien Term Loan	8.00% (3M GBP LIBOR + 7.50%)	10/27/2025			£375	50	(e)(g)(h)
SSE Buyer, Inc.		1st Lien Revolver	6.50% (1M LIBOR + 5.50%)	6/30/2025			3	3	(e)
SSE Buyer, Inc.		1st Lien Term Loan	10.22% (3M LIBOR + 9.22%)	6/30/2026			634	634	(e)(f)
SSE Buyer, Inc.		1st Lien Delayed Draw Term Loan		6/30/2026			189	—	(e)(h)
Stealth Holding LLC		1st Lien Term Loan	7.75% (1M LIBOR + 6.75%)	3/2/2026			2,492	2,467	(e)(f)
Stealth Holding LLC		1st Lien Delayed Draw Term Loan		3/2/2026			989	(10)	(e)(h)
Survitec Group Holdco Limited	Great Britain	1st Lien Revolver		10/2/2026			£1,000	—	(e)(h)
Survitec Group Holdco Limited	Great Britain	1st Lien Term Loan		3/17/2027			£9,000	—	(e)(f)(h)
Tempo Acquisition, LLC		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	11/2/2026			1,320	1,318

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
UCIT Online Security Inc.	Canada	1st Lien Term Loan	7.75% (1M LIBOR + 6.75%)	3/2/2026			1,661	1,645	(e)(f)
Visual Edge Technology, Inc.		1st Lien Term Loan	8.50% (3M LIBOR + 7.00%)	8/31/2022			161	158	(e)(f)(g)
Visual Edge Technology, Inc.		1st Lien Delayed Draw Term Loan	8.50% (3M LIBOR + 7.00%)	8/31/2022			1,972	1,932	(e)(f)(g)
VLS Recovery Services, LLC		1st Lien Revolver		10/17/2023			1	—	(e)(h)
VLS Recovery Services, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	10/17/2023			257	257	(e)(f)
VLS Recovery Services, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	10/17/2023			722	722	(e)(f)
VLS Recovery Services, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	10/17/2023			43	43	(e)(f)
VLS Recovery Services, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	10/17/2023			89	89	(e)
VLS Recovery Services, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	10/17/2023			1,070	214	(e)(h)
								85,064		7.46%
Consumer Durables & Apparel
AI Aqua Merger Sub, Inc.		1st Lien Term Loan		12/12/2023			1,166	1,166	(i)
AI Aqua Merger Sub, Inc.		1st Lien Term Loan	4.25% (1M LIBOR + 3.25%)	12/13/2023			1,964	1,961
AI Aqua Merger Sub, Inc.		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	12/13/2023			1,768	1,768
AI Aqua Merger Sub, Inc.		1st Lien Term Loan	6.25% (1M LIBOR + 5.25%)	12/13/2023			2,924	2,926
Big Ass Fans, LLC		1st Lien Term Loan	4.75% (3M LIBOR + 3.75%)	5/21/2024			2,683	2,672
Centric Brands LLC		1st Lien Revolver	7.75% (PRIME + 4.50%)	10/9/2024			269	128	(e)(h)
Centric Brands LLC		1st Lien Term Loan	11.00% (3M LIBOR + 10.00%)	10/9/2025			2,097	1,909	(e)(g)
DRS Holdings III, Inc.		1st Lien Revolver		11/1/2025			1	—	(e)(h)
DRS Holdings III, Inc.		1st Lien Term Loan	6.75% (1M LIBOR + 5.75%)	11/1/2025			2,006	2,006	(e)(f)
GSM Acquisition Corp.		1st Lien Revolver		11/16/2026			482	(5)	(e)(h)
GSM Acquisition Corp.		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	11/16/2026			835	827	(e)(f)
GSM Acquisition Corp.		1st Lien Delayed Draw Term Loan	6.00% (6M LIBOR + 5.00%)	11/16/2026			140	71	(e)(h)
MSG National Properties, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.25%)	11/12/2025			748	767	(e)
Rawlings Sporting Goods Company, Inc		1st Lien Revolver	4.75% (1M LIBOR + 3.75%)	12/31/2025			1	—	(e)(h)
Rawlings Sporting Goods Company, Inc		1st Lien Term Loan	8.50% (3M LIBOR + 7.50%)	12/31/2026			5,646	5,589	(e)(f)
								21,785		1.91%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares		Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Consumer Services
A.U.L. Corp.		1st Lien Revolver		6/5/2023				1	—	(e)(h)
A.U.L. Corp.		1st Lien Term Loan	5.50% (1M LIBOR + 4.50%)	6/5/2023				29	29	(e)(f)
Aimbridge Acquisition Co., Inc.		2nd Lien Term Loan	7.62% (1M LIBOR + 7.50%)	2/1/2027				4,788	4,261	(e)(f)
American Residential Services L.L.C.		1st Lien Revolver	3.61% (1M LIBOR + 3.50%)	10/15/2025				1	—	(e)(h)
American Residential Services L.L.C.		2nd Lien Term Loan	9.50% (1M LIBOR + 8.50%)	10/16/2028				8,314	8,231	(e)
Caesars Resort Collection, LLC		1st Lien Term Loan	4.61% (1M LIBOR + 4.50%)	7/21/2025				2,122	2,124
Canopy Bidco Limited	Great Britain	1st Lien Term Loan	7.75% (6M GBP LIBOR + 7.25%)	12/18/2024				£509	673	(e)(f)
Canopy Bidco Limited	Great Britain	1st Lien Term Loan	7.75% (6M GBP LIBOR + 7.25%)	12/18/2024				£502	153	(e)(f)(h)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	9.50% (3M CIBOR + 9.00%)	5/9/2025			DKK	2,703	384	(e)(f)(g)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	9.50% (3M NIBOR + 9.00%)	5/9/2025			DKK	2,715	152	(e)(f)(g)(h)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	9.50% (3M CIBOR + 9.00%)	5/9/2025			DKK	574	82	(e)(f)(g)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	9.50% (3M NIBOR + 9.00%)	5/9/2025			DKK	572	81	(e)(f)(g)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	9.50% (3M CIBOR + 9.00%)	5/9/2025			DKK	1,159	164	(e)(f)(g)
Compass IV Limited	Great Britain	1st Lien Term Loan		5/9/2025				€2,034	2,363	(i)
Concert Golf Partners Holdco LLC		1st Lien Revolver		8/20/2025				765	—	(e)(h)
Concert Golf Partners Holdco LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	8/20/2025				3,391	3,391	(e)(f)
Concert Golf Partners Holdco LLC		1st Lien Delayed Draw Term Loan	5.25% (3M LIBOR + 4.25%)	8/20/2025				270	270	(e)
Eagle Bidco Limited	Great Britain	1st Lien Term Loan		3/20/2028				£2,000	2,750	(i)
Equinox Holdings Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.00%)	3/8/2024				2,593	2,415
Equinox Holdings Inc.		2nd Lien Term Loan	8.00% (3M LIBOR + 7.00%)	9/6/2024				5,736	4,761	(e)
Essential Services Holding Corporation		1st Lien Revolver		11/17/2025				700	(17)	(e)(h)
Essential Services Holding Corporation		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	11/16/2026				9,791	9,693	(e)(f)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	11/16/2026				5,226	3,651	(e)(h)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	6.00% (3M EURIBOR + 6.00%)	7/3/2026				€2,188	2,565	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares		Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	6.00% (3M EURIBOR + 6.00%)	7/3/2026				€313	366	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	6.50% (3M EURIBOR + 6.50%)	7/3/2026				€817	957	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	6.50% (3M EURIBOR + 6.50%)	7/3/2026				€2,013	2,361	(e)
FWR Holding Corporation		1st Lien Revolver		8/21/2023				1	—	(e)(h)
FWR Holding Corporation		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	8/21/2023				340	319	(e)(f)(g)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	8/21/2023				32	30	(e)(g)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	8/21/2023				1	1	(e)(g)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	8/21/2023				32	30	(e)(g)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	8/21/2023				43	40	(e)(g)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan		8/21/2023				4	—	(e)(h)
FWR Holding Corporation		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	8/21/2023				112	106	(e)(g)
Goldcup 16786 AB	Sweden	1st Lien Term Loan	7.75% (6M STIBOR + 7.25%)	8/18/2025			SEK	10,000	1,088	(e)(f)
IRB Holding Corp.		1st Lien Term Loan	3.75% (6M LIBOR + 2.75%)	2/5/2025				1,533	1,519
IRB Holding Corp.		1st Lien Term Loan	4.25% (3M LIBOR + 3.25%)	12/15/2027				3,684	3,666
Jim N Nicks Management LLC		1st Lien Revolver	6.25% (3M LIBOR + 5.25%)	7/10/2023				1	1	(e)(h)
Jim N Nicks Management LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	7/10/2023				48	44	(e)(f)
Just Childcare Limited	Great Britain	1st Lien Term Loan	7.25% (3M GBP LIBOR + 6.50%)	10/16/2026				£861	1,187	(e)(f)
Just Childcare Limited	Great Britain	1st Lien Term Loan		10/16/2026				£427	—	(e)(h)
Learning Care Group (US) No. 2 Inc.		1st Lien Term Loan	4.25% (6M LIBOR + 3.25%)	3/13/2025				1,958	1,917
Learning Care Group (US) No. 2 Inc.		1st Lien Term Loan	9.50% (6M LIBOR + 8.50%)	3/13/2025				993	993
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	3.36% (1M LIBOR + 3.25%)	5/14/2026				3,611	3,566
Movati Athletic (Group) Inc.	Canada	1st Lien Term Loan	8.00% (3M CDOR + 6.50%)	10/5/2024			CAD	239	175	(e)(f)(g)
Movati Athletic (Group) Inc.	Canada	1st Lien Delayed Draw Term Loan	8.00% (3M CDOR + 6.50%)	10/5/2024			CAD	173	127	(e)(g)
Portillo's Holdings, LLC		2nd Lien Term Loan	10.75% (3M LIBOR + 9.50%)	12/6/2024				2,466	2,466	(e)
Redwood Services, LLC		1st Lien Revolver		12/31/2025				158	(5)	(e)(h)
Redwood Services, LLC		1st Lien Term Loan	8.00% (3M LIBOR + 7.00%)	12/31/2025				799	791	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Redwood Services, LLC		1st Lien Delayed Draw Term Loan		12/31/2025			1,069	(11)	(e)(h)
Safe Home Security, Inc.		1st Lien Term Loan	8.25% (1M LIBOR + 7.25%)	8/4/2024			1,307	1,307	(e)(f)
Safe Home Security, Inc.		1st Lien Delayed Draw Term Loan		8/4/2024			287	—	(e)(h)
Service Logic Acquisition, Inc.		1st Lien Revolver		10/30/2025			1,007	(5)	(e)(h)
Service Logic Acquisition, Inc.		1st Lien Term Loan	4.75% (3M LIBOR + 4.00%)	10/29/2027			5,258	5,251	(e)
Service Logic Acquisition, Inc.		1st Lien Delayed Draw Term Loan		10/29/2027			1,290	(2)	(e)(h)
Spectra Finance, LLC		1st Lien Revolver	6.75% (1M LIBOR + 5.75%)	4/3/2023			1	1	(e)(g)(h)
Spectra Finance, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	4/2/2024			912	839	(e)(f)(g)
Sunshine Cadence HoldCo, LLC		1st Lien Term Loan	4.45% (3M LIBOR + 4.25%)	3/23/2027			1,071	959	(e)
Sunshine Cadence HoldCo, LLC		2nd Lien Term Loan	8.58% (3M LIBOR + 8.38%)	3/23/2028			383	329	(e)
Sunshine Sub, LLC		1st Lien Revolver		5/27/2024			144	(6)	(e)(h)
Sunshine Sub, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	5/27/2024			696	669	(e)(f)
Sunshine Sub, LLC		1st Lien Delayed Draw Term Loan	6.25% (3M LIBOR + 5.25%)	5/27/2024			410	394	(e)
United PF Holdings, LLC		1st Lien Term Loan	4.20% (3M LIBOR + 4.00%)	12/30/2026			2,744	2,644
								82,290		7.22%
Diversified Financials
Alchemy Copyrights, LLC		1st Lien Term Loan	3.50% (1M LIBOR + 3.00%)	3/10/2028			924	924	(e)
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Term Loan	6.25% (3M EURIBOR + 5.75%)	1/9/2025			€1,005	1,178	(e)(f)(g)
CabinCo Limited	Jersey	1st Lien Term Loan	7.50% (3M GBP LIBOR + 7.00%)	9/9/2025			£900	1,241	(e)(g)
CabinCo Limited	Jersey	1st Lien Term Loan		9/9/2025			£113	—	(e)(g)(h)
CCP Lux Holdings S.a. r.l.	Luxembourg	1st Lien Term Loan		1/10/2025			€2,000	2,314	(i)
Delta Topco, Inc.		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	12/1/2027			1,472	1,469
Delta Topco, Inc.		2nd Lien Term Loan	8.00% (6M LIBOR + 7.25%)	12/1/2028			1,609	1,643
Edelman Financial Center, LLC		1st Lien Term Loan		3/15/2028			2,545	2,529	(i)
Invictus U.S., LLC (SK Invictus Intermediate II, S.A.R.L.)		2nd Lien Term Loan	6.86% (1M LIBOR + 6.75%)	3/30/2026			345	342
ION Trading Technologies S.a.r.l.	Luxembourg	1st Lien Term Loan		3/26/2028			4,040	4,035	(i)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares		Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
KREF Holdings X LLC		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	9/1/2027				984	987	(e)
LBM Acquisition LLC		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	12/17/2027				2,427	2,415	(i)
LBM Acquisition LLC		1st Lien Delayed Draw Term Loan		12/17/2027				539	537	(i)
Monica Holdco (US), Inc.		1st Lien Revolver		1/8/2026				1,009	(35)	(e)(h)
Monica Holdco (US), Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	1/7/2028				8,221	8,138	(e)(f)
New Trojan Parent, Inc.		1st Lien Term Loan	3.75% (1M LIBOR + 3.25%)	1/6/2028				2,302	2,288
New Trojan Parent, Inc.		2nd Lien Term Loan	7.75% (1M LIBOR + 7.25%)	1/5/2029				1,925	1,906
Newco Financing Partnership	Netherlands	1st Lien Term Loan	3.61% (1M LIBOR + 3.50%)	1/31/2029				1,850	1,844
NxtGenPay Intressenter BidCo AB	Sweden	1st Lien Term Loan	6.75% (3M STIBOR + 6.75%)	6/30/2025			SEK	5,500	630	(e)
NxtGenPay Intressenter BidCo AB	Sweden	1st Lien Term Loan	6.75% (3M STIBOR + 6.75%)	6/30/2025			SEK	2,700	309	(e)
PI UK Holdco II Limited	Great Britain	1st Lien Term Loan		1/3/2025				2,941	2,935	(i)
Project Accelerate Parent LLC		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	1/2/2025				3,711	3,553
SaintMichelCo Limited	Jersey	1st Lien Term Loan	7.75% (3M GBP LIBOR + 7.25%)	9/9/2025				£1,500	2,068	(e)
SaintMichelCo Limited	Jersey	1st Lien Term Loan	7.75% (3M GBP LIBOR + 7.25%)	9/9/2025				£188	221	(e)(h)
SaintMichelCo Limited	Jersey	1st Lien Term Loan		9/9/2025				£2,213	—	(e)(h)
Symbol Bidco I Limited	Great Britain	1st Lien Term Loan	7.00% (3M GBP LIBOR + 6.50%)	12/21/2026				£571	788	(e)(f)
Symbol Bidco I Limited	Great Britain	1st Lien Term Loan	7.00% (3M GBP LIBOR + 6.50%)	12/21/2026				£429	109	(e)(h)
TA/WEG Holdings, LLC		1st Lien Revolver		10/2/2025				801	—	(e)(h)
TA/WEG Holdings, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	10/2/2025				3,511	3,511	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (12M LIBOR + 5.75%)	10/2/2025				2,181	2,181	(e)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (6M LIBOR + 5.75%)	10/2/2025				2,500	888	(e)(h)
Toscafund Limited	Great Britain	1st Lien Term Loan	7.75% (6M GBP LIBOR + 7.00%)	4/2/2025				£4,206	5,798	(e)(f)
True Potential LLP	Great Britain	1st Lien Term Loan	7.14% (6M GBP LIBOR + 6.64%)	10/16/2026				£8,113	11,184	(e)(f)
True Potential LLP	Great Britain	1st Lien Term Loan	7.14% (6M GBP LIBOR + 6.64%)	10/16/2026				£1,943	2,679	(e)
True Potential LLP	Great Britain	1st Lien Term Loan	7.50% (6M GBP LIBOR + 7.00%)	10/16/2026				£2,159	2,046	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Revolver	4.70% (3M LIBOR + 4.50%)	2/1/2024				396	215	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
The Ultimus Group Midco, LLC		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	2/1/2026			3,157	3,062	(e)(f)
Vertical Midco GmbH	Germany	1st Lien Term Loan	4.48% (6M LIBOR + 4.25%)	7/30/2027			1,990	1,993
								77,925		6.83%
Energy
Birch Permian, LLC		2nd Lien Term Loan	9.50% (3M LIBOR + 8.00%)	4/12/2023			6,981	6,702	(e)
Brazos Delaware II, LLC		1st Lien Term Loan	4.11% (1M LIBOR + 4.00%)	5/21/2025			224	209
Cheyenne Petroleum Company Limited Partnership		2nd Lien Term Loan	10.50% (3M LIBOR + 8.50%)	1/10/2024			7,244	6,809	(e)
Gulf Finance, LLC		1st Lien Term Loan	6.25% (1M LIBOR + 5.25%)	8/25/2023			445	370	(e)(i)
Penn Virginia Holding Corp.		2nd Lien Term Loan	9.25% (1M LIBOR + 8.25%)	9/29/2024			369	369	(e)
Sundance Energy, Inc.		2nd Lien Term Loan		4/23/2023			1,012	779	(e)(j)
Sundance Energy, Inc.		2nd Lien Delayed Draw Term Loan	9.00% (1M LIBOR + 8.00%)	6/14/2021			204	41	(e)(h)
								15,279		1.34%
Food & Staples Retailing
DecoPac, Inc.		1st Lien Revolver		9/29/2023			1	—	(e)(h)
DecoPac, Inc.		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	9/30/2024			479	479	(e)(f)
SFE Intermediate HoldCo LLC		1st Lien Revolver		7/31/2023			2	—	(e)(h)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	7/31/2024			1,889	1,889	(e)(f)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	7/31/2024			234	234	(e)(f)
								2,602		0.23%
Food, Beverage & Tobacco
CHG PPC Parent LLC		2nd Lien Term Loan	7.61% (1M LIBOR + 7.50%)	3/30/2026			1,000	1,000	(e)(f)
CHG PPC Parent LLC		2nd Lien Term Loan	7.86% (1M LIBOR + 7.75%)	3/30/2026			2,000	2,000	(e)(f)
Chobani, LLC		1st Lien Term Loan	4.50% (1M LIBOR + 3.50%)	10/25/2027			2,518	2,515
Ferraro Fine Foods Corp.		1st Lien Revolver	4.49% (6M LIBOR + 4.25%)	5/9/2023			1	—	(e)(h)
Ferraro Fine Foods Corp.		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	5/9/2024			982	982	(e)(f)
Ferraro Fine Foods Corp.		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	5/9/2024			54	54	(e)
Ferraro Fine Foods Corp.		1st Lien Term Loan	5.25% (1M LIBOR + 4.25%)	5/9/2024			297	297	(e)(f)
Hometown Food Company		1st Lien Revolver		8/31/2023			1	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Hometown Food Company		1st Lien Term Loan	6.25% (1M LIBOR + 5.00%)	8/31/2023			1,348	1,348	(e)(f)
Labeyrie Fine Foods SAS	France	1st Lien Term Loan	4.25% (3M EURIBOR + 4.25%)	5/23/2023			€3,500	4,087	(i)
Quirch Foods Holdings, LLC		1st Lien Term Loan		10/27/2027			627	630	(i)
Triton Water Holdings, Inc.		1st Lien Term Loan		3/31/2028			4,000	3,981	(i)
Woof Holdings, Inc.		1st Lien Term Loan	4.50% (12M LIBOR + 3.75%)	12/21/2027			3,000	2,985
								19,879		1.74%
Health Care Equipment & Services
Air Methods Corporation		1st Lien Term Loan		4/22/2024			1,995	1,928	(i)
Athenahealth, Inc.		1st Lien Revolver		2/12/2024			232	—	(e)(h)
Auris Luxembourg III S.a r.l.	Luxembourg	1st Lien Term Loan		2/27/2026			€4,000	4,635	(i)
Bearcat Buyer, Inc.		1st Lien Revolver		7/9/2024			580	—	(e)(h)
Bearcat Buyer, Inc.		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	7/9/2026			4,860	4,860	(e)(f)
Bearcat Buyer, Inc.		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	7/9/2026			822	822	(e)(f)
Bearcat Buyer, Inc.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	7/9/2026			1	1	(e)
Bearcat Buyer, Inc.		1st Lien Delayed Draw Term Loan	5.25% (3M LIBOR + 4.25%)	7/9/2026			1,007	1,007	(e)
Bearcat Buyer, Inc.		1st Lien Delayed Draw Term Loan	5.75% (3M LIBOR + 4.75%)	7/9/2026			1	1	(e)
Bearcat Buyer, Inc.		2nd Lien Term Loan	9.25% (3M LIBOR + 8.25%)	7/9/2027			2,249	2,249	(e)(f)
Bearcat Buyer, Inc.		2nd Lien Term Loan	9.25% (3M LIBOR + 8.25%)	7/9/2027			617	617	(e)
Bearcat Buyer, Inc.		2nd Lien Delayed Draw Term Loan	9.25% (3M LIBOR + 8.25%)	7/9/2027			580	184	(e)(h)
Bearcat Buyer, Inc.		2nd Lien Delayed Draw Term Loan		7/9/2027			726	—	(e)(h)
Bio Lam LCD	France	1st Lien Term Loan	3.50% (6M EURIBOR + 3.50%)	2/9/2028			€3,000	3,495
CEP V I 5 UK Limited	Great Britain	1st Lien Term Loan	7.19% (3M LIBOR + 7.00%)	2/18/2027			26,654	25,854	(e)(f)
CEP V I 5 UK Limited	Great Britain	1st Lien Term Loan		2/18/2027			6,346	(190)	(e)(h)
Change Healthcare Holdings LLC		1st Lien Term Loan		3/1/2024			2,979	2,974	(i)
Comprehensive EyeCare Partners, LLC		1st Lien Revolver	7.00% (3M LIBOR + 5.75%)	2/14/2024			1	1	(e)(h)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 5.75%)	2/14/2024			560	560	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 5.75%)	2/14/2024			417	377	(e)(h)
Convey Health Solutions, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	9/4/2026			3,104	3,104	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Convey Health Solutions, Inc.		1st Lien Term Loan	10.00% (2M LIBOR + 9.00%)	9/4/2026			365	365	(e)(f)
Convey Health Solutions, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	9/4/2026			2,247	2,247	(e)(f)
CVP Holdco, Inc.		1st Lien Revolver		10/31/2024			326	—	(e)(h)
CVP Holdco, Inc.		1st Lien Term Loan	6.75% (6M LIBOR + 5.75%)	10/31/2025			3,452	3,452	(e)(f)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	6.75% (6M LIBOR + 5.75%)	10/31/2025			2,650	1,789	(e)(h)
Ensemble RCM LLC		1st Lien Term Loan	3.96% (3M LIBOR + 3.75%)	8/3/2026			2,212	2,205
Floss Bidco Limited	Great Britain	1st Lien Term Loan	8.50% (3M GBP LIBOR + 8.00%)	9/7/2026			£830	1,121	(e)(f)(g)
Floss Bidco Limited	Great Britain	1st Lien Term Loan	8.50% (3M GBP LIBOR + 8.00%)	9/7/2026			£1,202	518	(e)(g)(h)
Gentiva Health Services, Inc.		1st Lien Term Loan	2.88% (1M LIBOR + 2.75%)	7/2/2025			1,760	1,748
Global Medical Response Inc		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	10/2/2025			7,047	7,019
Greatbatch Ltd.		1st Lien Term Loan	3.50% (1M LIBOR + 2.50%)	10/27/2022			805	805
Hanger, Inc.		1st Lien Term Loan	3.61% (1M LIBOR + 3.50%)	3/6/2025			2,969	2,963
JDC Healthcare Management, LLC		1st Lien Term Loan		4/10/2023			111	86	(e)(j)
Kedleston Schools Limited	Great Britain	1st Lien Term Loan	9.00% (3M GBP LIBOR + 8.00%)	5/31/2024			£1,000	1,379	(e)(f)
LivaNova USA Inc.		1st Lien Revolver		6/28/2024			1	—	(e)(h)
LivaNova USA Inc.		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	6/30/2025			1,033	1,033	(e)(f)
MED ParentCo, LP		1st Lien Term Loan	4.36% (1M LIBOR + 4.25%)	8/31/2026			3,972	3,936
MED ParentCo, LP		1st Lien Delayed Draw Term Loan	4.36% (1M LIBOR + 4.25%)	8/31/2026			996	987
National Mentor Holdings, Inc.		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	3/2/2028			2,012	1,998
National Mentor Holdings, Inc.		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	3/2/2028			67	67
National Mentor Holdings, Inc.		1st Lien Delayed Draw Term Loan		3/2/2028			221	(1)	(h)
NueHealth Performance, LLC		1st Lien Revolver		9/27/2023			1	—	(e)(h)
NueHealth Performance, LLC		1st Lien Term Loan	8.25% (1M LIBOR + 7.25%)	9/27/2023			2,161	2,161	(e)(f)
NueHealth Performance, LLC		1st Lien Delayed Draw Term Loan	8.25% (1M LIBOR + 7.25%)	9/27/2023			288	288	(e)(f)
NueHealth Performance, LLC		1st Lien Delayed Draw Term Loan		9/27/2023			607	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Olympia Acquisition, Inc.		1st Lien Revolver	8.50% (3M LIBOR + 7.50%)	9/24/2024			641	547	(e)(h)
Olympia Acquisition, Inc.		1st Lien Revolver	8.50% (3M LIBOR + 7.50%)	9/24/2024			3	3	(e)(g)
Olympia Acquisition, Inc.		1st Lien Term Loan	8.50% (1M LIBOR + 7.50%)	9/24/2026			2,508	2,308	(e)(f)(g)
Olympia Acquisition, Inc.		1st Lien Term Loan	8.50% (1M LIBOR + 7.50%)	9/24/2026			16	14	(e)(f)(g)
OMH-HealthEdge Holdings, LLC		1st Lien Revolver		10/24/2024			1	—	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	6.25% (6M LIBOR + 5.25%)	10/24/2025			1,416	1,416	(e)(f)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	6.25% (6M LIBOR + 5.25%)	10/24/2025			835	835	(e)(f)
Option Care Health Inc		1st Lien Term Loan	3.86% (1M LIBOR + 3.75%)	8/6/2026			7,510	7,477
Ortho-Clinical Diagnostics, Inc.		1st Lien Term Loan	3.36% (1M LIBOR + 3.25%)	6/30/2025			2,097	2,092
Pet IQ, LLC		1st Lien Term Loan	6.00% (1M LIBOR + 5.00%)	7/8/2025			4,256	4,256	(e)(f)
PetVet Care Centers, LLC		1st Lien Term Loan	4.25% (1M LIBOR + 3.50%)	2/14/2025			2,163	2,155
Premise Health Holding Corp.		1st Lien Revolver	3.44% (3M LIBOR + 3.25%)	7/10/2023			1	—	(e)(h)
Premise Health Holding Corp.		1st Lien Term Loan	3.70% (3M LIBOR + 3.50%)	7/10/2025			14	14	(e)(f)
Premise Health Holding Corp.		2nd Lien Term Loan	7.70% (3M LIBOR + 7.50%)	7/10/2026			2,000	2,000	(e)(f)
RegionalCare Hospital Partners Holdings, Inc.		1st Lien Term Loan	3.86% (1M LIBOR + 3.75%)	11/16/2025			2,480	2,473
SCSG EA Acquisition Company, Inc.		1st Lien Revolver		9/1/2022			1	—	(e)(h)
SCSG EA Acquisition Company, Inc.		1st Lien Term Loan	4.50% (3M LIBOR + 3.50%)	9/1/2023			338	338	(e)(f)
SiroMed Physician Services, Inc.		1st Lien Revolver		3/26/2024			1	—	(e)(h)
SiroMed Physician Services, Inc.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	3/26/2024			729	598	(e)(f)
Sotera Health Holdings, LLC		1st Lien Term Loan	3.25% (3M LIBOR + 2.75%)	12/11/2026			4,959	4,940
Symplr Software Inc.		1st Lien Revolver		12/22/2025			1	—	(e)(h)
Symplr Software Inc.		2nd Lien Term Loan	8.63% (3M LIBOR + 7.88%)	12/22/2028			7,712	7,635	(e)
TecoStar Holdings, Inc.		1st Lien Term Loan	4.50% (3M LIBOR + 3.50%)	5/1/2024			2,005	1,971
Teligent, Inc.		1st Lien Revolver		6/13/2024			1	1	(e)(h)(j)
Teligent, Inc.		2nd Lien Term Loan		12/29/2022			1,079	647	(e)(j)
Teligent, Inc.		2nd Lien Delayed Draw Term Loan		12/29/2022			646	388	(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Teligent, Inc.		2nd Lien Delayed Draw Term Loan		12/29/2022			63	(5)	(e)(h)(j)
Theranest, LLC		1st Lien Delayed Draw Term Loan		7/23/2023			1,004	—	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Revolver		12/14/2023			511	—	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Term Loan	5.00% (3M LIBOR + 4.00%)	12/16/2024			1,433	1,433	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Delayed Draw Term Loan	5.00% (3M LIBOR + 4.00%)	12/16/2024			1,023	283	(e)(h)
Veterinary Practice Partners, LLC		1st Lien Revolver		1/20/2027			193	(4)	(e)(h)
Veterinary Practice Partners, LLC		1st Lien Term Loan	7.00% (1M LIBOR + 6.00%)	1/20/2027			3,667	3,630	(e)(f)
Veterinary Practice Partners, LLC		1st Lien Delayed Draw Term Loan	7.00% (1M LIBOR + 6.00%)	1/20/2027			2,266	103	(e)(h)
Waystar Technologies, Inc.		1st Lien Term Loan	4.11% (1M LIBOR + 4.00%)	10/22/2026			591	590
WSHP FC Acquisition LLC		1st Lien Revolver	7.25% (3M LIBOR + 6.25%)	3/28/2024			89	57	(e)(h)
WSHP FC Acquisition LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	3/28/2024			802	802	(e)(f)
WSHP FC Acquisition LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	3/28/2024			869	869	(e)(f)
WSHP FC Acquisition LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	3/28/2024			553	553	(e)(f)
WSHP FC Acquisition LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	3/28/2024			592	592	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	7.25% (3M LIBOR + 6.25%)	3/28/2024			168	168	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	7.25% (3M LIBOR + 6.25%)	3/28/2024			1,094	1,094	(e)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan		3/28/2024			351	—	(e)(h)
								140,918		12.36%
Household & Personal Products
Alphabet Holding Co Inc		1st Lien Term Loan	3.61% (1M LIBOR + 3.50%)	9/26/2024			3,919	3,885
Alphabet Holding Co Inc		2nd Lien Term Loan	7.86% (1M LIBOR + 7.75%)	9/26/2025			300	300
Diamond (BC) B.V.	Netherlands	1st Lien Term Loan	3.11% (1M LIBOR + 3.00%)	9/6/2024			4,653	4,627	(i)
Foundation Consumer Brands, LLC		1st Lien Revolver		10/1/2026			389	(10)	(e)(h)
Foundation Consumer Brands, LLC		1st Lien Term Loan	7.38% (3M LIBOR + 6.38%)	10/1/2026			5,252	5,199	(e)(f)
								14,001		1.23%
Insurance
Acrisure, LLC		1st Lien Term Loan	3.70% (3M LIBOR + 3.50%)	2/15/2027			6,463	6,377

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Amynta Agency Borrower Inc.		1st Lien Term Loan	4.61% (1M LIBOR + 4.50%)	2/28/2025			2,925	2,896	(e)(f)
AQ Sunshine, Inc.		1st Lien Revolver	7.25% (3M LIBOR + 6.25%)	4/15/2024			136	55	(e)(h)
AQ Sunshine, Inc.		1st Lien Term Loan	7.25% (6M LIBOR + 6.25%)	4/15/2025			1,514	1,514	(e)(f)
AQ Sunshine, Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	4/15/2025			1,943	1,943	(e)(f)
AQ Sunshine, Inc.		1st Lien Delayed Draw Term Loan	7.25% (3M LIBOR + 6.25%)	4/15/2025			1,646	345	(e)(h)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Term Loan	9.00% (6M GBP LIBOR + 8.25%)	7/14/2026			£1,474	2,033	(e)(f)(g)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Term Loan	9.00% (6M GBP LIBOR + 8.25%)	7/14/2026			£310	285	(e)(h)
Ardonagh Midco 3 PLC	Great Britain	1st Lien Term Loan	9.25% (6M EURIBOR + 8.50%)	7/14/2026			€188	220	(e)(f)(g)
AssuredPartners, Inc.		1st Lien Term Loan	5.50% (1M LIBOR + 4.50%)	2/12/2027			1,067	1,066
Asurion, LLC		1st Lien Term Loan	3.11% (1M LIBOR + 3.00%)	11/3/2023			2,517	2,509	(i)
Asurion, LLC		1st Lien Term Loan	3.36% (1M LIBOR + 3.25%)	12/23/2026			1,031	1,024
Asurion, LLC		1st Lien Term Loan	3.36% (1M LIBOR + 3.25%)	7/31/2027			5,000	4,962
Asurion, LLC		2nd Lien Term Loan	5.36% (1M LIBOR + 5.25%)	1/31/2028			570	580
Blackwood Bidco Limited	Great Britain	1st Lien Term Loan	7.80% (6M GBP LIBOR + 7.30%)	10/8/2026			£2,629	3,625	(e)(f)(g)
Blackwood Bidco Limited	Great Britain	1st Lien Term Loan	7.80% (6M GBP LIBOR + 7.30%)	10/8/2026			£464	639	(e)(f)
Blackwood Bidco Limited	Great Britain	1st Lien Term Loan	8.80% (6M LIBOR + 7.55%)	10/8/2026			3,284	3,284	(e)(f)(g)
Foundation Risk Partners, Corp.		1st Lien Revolver	5.75% (1M LIBOR + 4.75%)	11/10/2023			3	2	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Term Loan	5.75% (6M LIBOR + 4.75%)	11/10/2023			624	624	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Term Loan	5.75% (6M LIBOR + 4.75%)	11/10/2023			613	613	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	5.75% (6M LIBOR + 4.75%)	11/10/2023			782	782	(e)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	5.75% (6M LIBOR + 4.75%)	11/10/2023			138	138	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	5.75% (6M LIBOR + 4.75%)	11/10/2023			3,201	3,201	(e)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	5.75% (6M LIBOR + 4.75%)	11/10/2023			1,249	1,249	(e)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan		11/10/2023			1,160	—	(e)(h)
Foundation Risk Partners, Corp.		2nd Lien Term Loan	9.50% (6M LIBOR + 8.50%)	11/10/2024			265	265	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares		Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Foundation Risk Partners, Corp.		2nd Lien Term Loan	9.50% (6M LIBOR + 8.50%)	11/10/2024				222	222	(e)
Foundation Risk Partners, Corp.		2nd Lien Delayed Draw Term Loan	9.50% (6M LIBOR + 8.50%)	11/10/2024				293	293	(e)
Foundation Risk Partners, Corp.		2nd Lien Delayed Draw Term Loan	9.50% (6M LIBOR + 8.50%)	11/10/2024				1,007	1,007	(e)
Foundation Risk Partners, Corp.		2nd Lien Delayed Draw Term Loan	9.50% (6M LIBOR + 8.50%)	11/10/2024				721	721	(e)
Foundation Risk Partners, Corp.		2nd Lien Delayed Draw Term Loan		11/11/2024				766	—	(e)(h)
Hammersmith Bidco Limited	Great Britain	1st Lien Term Loan	7.94% (1M GBP LIBOR + 7.44%)	9/2/2026				£4,112	5,669	(e)(f)
Hammersmith Bidco Limited	Great Britain	1st Lien Term Loan	7.94% (1M GBP LIBOR + 7.44%)	9/2/2026				£1,679	2,313	(e)
Hammersmith Bidco Limited	Great Britain	1st Lien Term Loan	7.94% (1M GBP LIBOR + 7.44%)	9/2/2026				£2,098	2,893	(e)
Hammersmith Bidco Limited	Great Britain	1st Lien Term Loan	7.94% (1M GBP LIBOR + 7.44%)	9/2/2026				£3,147	815	(e)(h)
London Acquisition Bidco B.V.	Netherlands	1st Lien Term Loan	6.75% (3M EURIBOR + 6.25%)	2/9/2026				€398	467	(e)(f)
OneDigital Borrower LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.50%)	11/16/2027				1,352	1,350
OneDigital Borrower LLC		1st Lien Delayed Draw Term Loan		11/16/2027				133	—	(h)
Optio Group Limited	Great Britain	1st Lien Term Loan	7.25% (6M GBP LIBOR + 6.50%)	3/30/2026				£500	689	(e)(f)
Optio Group Limited	Great Britain	1st Lien Term Loan		1/31/2028				£598	(29)	(e)(h)
People Corporation	Canada	1st Lien Revolver		2/18/2027			CAD	552	(12)	(e)(h)
People Corporation	Canada	1st Lien Term Loan	7.25% (3M CDOR + 6.25%)	2/18/2028			CAD	7,221	5,688	(e)(f)
People Corporation	Canada	1st Lien Delayed Draw Term Loan	7.25% (3M CDOR + 6.25%)	2/18/2028			CAD	2,350	239	(e)(h)
Right Choice Holdings Limited	Great Britain	1st Lien Term Loan	7.75% (6M GBP LIBOR + 7.00%)	6/6/2024				£1,000	1,379	(e)(f)
Right Choice Holdings Limited	Great Britain	1st Lien Term Loan		6/6/2024				£667	—	(e)(f)(h)
RSC Acquisition, Inc.		1st Lien Revolver		10/30/2026				1	—	(e)(h)
RSC Acquisition, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	10/30/2026				3,202	3,202	(e)(f)
Ryan Specialty Group, LLC		1st Lien Term Loan	3.75% (1M LIBOR + 3.00%)	9/1/2027				995	993
SCM Insurance Services Inc.	Canada	1st Lien Revolver		8/29/2022			CAD	1	—	(e)(h)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	6.00% (1M CDOR + 5.00%)	8/29/2024			CAD	121	96	(e)(f)
SCM Insurance Services Inc.	Canada	2nd Lien Term Loan	10.00% (1M CDOR + 9.00%)	3/1/2025			CAD	125	99	(e)
SelectQuote, Inc.		1st Lien Term Loan	5.75% (1M LIBOR + 5.00%)	11/5/2024				4,853	4,853	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
SelectQuote, Inc.		1st Lien Delayed Draw Term Loan		11/5/2024			2,455	—	(e)(h)
SG Acquisition, Inc.		1st Lien Term Loan	5.86% (1M LIBOR + 5.75%)	1/27/2027			3,018	3,018	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Term Loan	7.50% (6M LIBOR + 6.50%)	11/24/2025			3,454	3,419	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Delayed Draw Term Loan		11/24/2025			1,151	(12)	(e)(h)
Staysure Bidco Limited	Great Britain	1st Lien Term Loan	8.00% (3M GBP LIBOR + 7.25%)	7/1/2025			£1,000	1,296	(e)
USI, Inc.		1st Lien Term Loan	3.45% (3M LIBOR + 3.25%)	12/2/2026			5,328	5,272
								86,171		7.56%
Materials
Anchor Packaging, LLC		1st Lien Term Loan	4.11% (1M LIBOR + 4.00%)	7/18/2026			3,157	3,157
Aruba Investments, Inc.		2nd Lien Term Loan		11/24/2028			3,000	3,008	(i)
Berlin Packaging L.L.C.		1st Lien Term Loan	3.75% (3M LIBOR + 3.25%)	3/11/2028			3,023	2,990
BWAY Holding Company		1st Lien Term Loan	3.44% (3M LIBOR + 3.25%)	4/3/2024			2,741	2,680
DCG Acquisition Corp.		1st Lien Term Loan	4.61% (1M LIBOR + 4.50%)	9/30/2026			2,333	2,321	(e)(i)
IntraPac Canada Corporation	Canada	1st Lien Term Loan	5.70% (3M LIBOR + 5.50%)	1/11/2026			800	800	(e)(f)
IntraPac International LLC		1st Lien Revolver	5.70% (3M LIBOR + 5.50%)	1/11/2025			415	167	(e)(h)
IntraPac International LLC		1st Lien Term Loan	5.70% (3M LIBOR + 5.50%)	1/11/2026			1,571	1,571	(e)(f)
Kleopatra Finco S.a r.l.	Luxembourg	1st Lien Term Loan		2/12/2026			€3,800	4,382	(i)
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Revolver		7/2/2024			€582	(7)	(e)(h)
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Term Loan	4.50% (6M EURIBOR + 4.50%)	7/2/2026			€812	943	(e)(f)
Nelipak Holding Company		1st Lien Revolver	5.25% (1M LIBOR + 4.25%)	7/2/2024			605	357	(e)(h)
Nelipak Holding Company		1st Lien Term Loan	5.25% (6M LIBOR + 4.25%)	7/2/2026			2,691	2,664	(e)(f)
Nelipak Holding Company		1st Lien Term Loan	5.25% (6M LIBOR + 4.25%)	7/2/2026			300	297	(e)(f)
Novipax Buyer, L.L.C.		1st Lien Term Loan	6.75% (6M LIBOR + 5.75%)	12/1/2026			4,377	4,333	(e)(f)
PAKNK Netherlands Treasury B.V.	Netherlands	1st Lien Term Loan	4.50% (6M EURIBOR + 4.50%)	7/2/2026			€5,294	6,146	(e)(f)
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	5.25% (6M LIBOR + 4.25%)	12/15/2025			1	1	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Plaskolite PPC Intermediate II LLC		2nd Lien Term Loan	8.00% (12M LIBOR + 7.00%)	12/14/2026			2,960	2,960	(e)(f)
Pregis TopCo LLC		1st Lien Term Loan	3.86% (1M LIBOR + 3.75%)	7/31/2026			3,905	3,870
Pregis TopCo LLC		1st Lien Term Loan	5.00% (1M LIBOR + 4.25%)	7/31/2026			1,000	1,000	(e)
Trident TPI Holdings, Inc.		1st Lien Term Loan	4.00% (3M LIBOR + 3.00%)	10/17/2024			686	679
TWH Infrastructure Industries, Inc.		1st Lien Revolver	5.71% (3M LIBOR + 5.50%)	4/9/2025			464	199	(e)(h)
TWH Infrastructure Industries, Inc.		1st Lien Term Loan	5.71% (3M LIBOR + 5.50%)	4/9/2025			1,348	1,254	(e)(f)
								45,772		4.01%
Media & Entertainment
AVSC Holding Corp.		1st Lien Term Loan	6.50% (6M LIBOR + 5.50%)	10/15/2026			2,031	1,837	(g)
The E.W. Scripps Company		1st Lien Term Loan	3.75% (1M LIBOR + 3.00%)	1/7/2028			2,366	2,355
Grab Holdings, Inc.	Singapore	1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	1/29/2026			4,627	4,696
Legalzoom.com, Inc.		1st Lien Term Loan	4.61% (1M LIBOR + 4.50%)	11/21/2024			2,433	2,421
MMax Investment Partners, Inc.		1st Lien Term Loan	10.00%	1/19/2026			510	447	(e)(g)
Production Resource Group, LLC		1st Lien Term Loan	9.75% (3M LIBOR + 9.50%)	8/21/2024			642	642	(e)(g)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	8.50% (1M LIBOR + 7.50%)	8/21/2024			292	291	(e)(g)
Zephyr Bidco Limited	Great Britain	1st Lien Term Loan		7/23/2025			£3,000	4,076	(i)
								16,765		1.47%
Pharmaceuticals, Biotechnology & Life Sciences
Cambrex Corporation		1st Lien Term Loan	4.25% (1M LIBOR + 3.50%)	12/4/2026			4,428	4,422
Da Vinci Purchaser Corp.		1st Lien Term Loan	5.00% (3M LIBOR + 4.00%)	1/8/2027			5,435	5,433
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolver	6.00% (1M LIBOR + 5.00%)	10/31/2024			333	260	(e)(h)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	6.00% (1M LIBOR + 5.00%)	10/31/2024			1,955	1,916	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delayed Draw Term Loan	6.00% (1M LIBOR + 5.00%)	10/31/2024			659	646	(e)
North American Science Associates, LLC		1st Lien Revolver		9/15/2025			706	—	(e)(h)
North American Science Associates, LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	9/15/2026			6,293	6,293	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
North American Science Associates, LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	9/15/2026			813	813	(e)(f)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan	7.25% (3M LIBOR + 6.25%)	9/15/2026			1,014	1,014	(e)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan		9/15/2026			916	—	(e)(h)
PROTON JVCO S.A R.L.	Luxembourg	1st Lien Term Loan	7.50% (6M EURIBOR + 7.25%)	11/9/2026			€1,667	1,955	(e)(f)
PROTON JVCO S.A R.L.	Luxembourg	1st Lien Term Loan		11/9/2026			€833	—	(e)(h)
TerSera Therapeutics LLC		1st Lien Term Loan	6.60% (3M LIBOR + 5.60%)	3/30/2025			48	48	(e)(f)
								22,800		2.00%
Retailing
Atlas Intermediate III L.L.C.		1st Lien Revolver		4/29/2025			264	—	(e)(h)
Atlas Intermediate III L.L.C.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	4/29/2025			1,141	1,141	(e)(f)
Atlas Intermediate III L.L.C.		1st Lien Term Loan	6.75% (2M LIBOR + 5.75%)	4/29/2025			443	438	(e)(f)
Atlas Intermediate III L.L.C.		1st Lien Delayed Draw Term Loan		4/29/2025			406	(4)	(e)(h)
Autokiniton US Holdings, Inc.		1st Lien Term Loan		3/26/2028			2,367	2,370	(i)
Blue Angel Buyer 1, LLC		1st Lien Revolver		1/2/2025			321	—	(e)(h)
Blue Angel Buyer 1, LLC		1st Lien Term Loan	5.00% (3M LIBOR + 4.00%)	1/2/2026			1,996	1,996	(e)(f)
Blue Angel Buyer 1, LLC		1st Lien Term Loan	5.25% (6M LIBOR + 4.25%)	1/2/2026			1,106	1,106	(e)(f)
Blue Angel Buyer 1, LLC		1st Lien Delayed Draw Term Loan	5.00% (3M LIBOR + 4.00%)	1/2/2026			279	279	(e)
GPM Investments, LLC		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	3/1/2027			8,433	8,433	(e)(f)
GPM Investments, LLC		1st Lien Delayed Draw Term Loan	5.50% (3M LIBOR + 4.50%)	3/1/2027			3,304	3,304	(e)
Reddy Ice LLC		1st Lien Revolver		7/1/2024			955	—	(e)(h)
Reddy Ice LLC		1st Lien Term Loan	7.50% (6M LIBOR + 6.50%)	7/1/2025			7,319	7,319	(e)(f)
Reddy Ice LLC		1st Lien Delayed Draw Term Loan	7.50% (6M LIBOR + 6.50%)	7/1/2025			689	689	(e)
Reddy Ice LLC		1st Lien Delayed Draw Term Loan		7/1/2025			551	—	(e)(h)
Saldon Holdings, Inc.		1st Lien Revolver		3/13/2024			381	—	(e)(h)
Saldon Holdings, Inc.		1st Lien Term Loan	6.65% (1M LIBOR + 5.65%)	3/13/2025			3,556	3,556	(e)(f)
Saldon Holdings, Inc.		1st Lien Term Loan	6.65% (1M LIBOR + 5.65%)	3/13/2025			575	575	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares		Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
SCIH Salt Holdings Inc.		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	3/16/2027				682	682
									31,884		2.80%
Software & Services
AffiniPay Midco, LLC		1st Lien Revolver		3/2/2026				766	—	(e)(h)
AffiniPay Midco, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.00%)	3/2/2026				7,178	7,178	(e)(f)
AffiniPay Midco, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.00%)	3/2/2026				727	727	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Revolver	6.25% (6M LIBOR + 5.25%)	10/8/2025				231	77	(e)(h)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	6.25% (6M LIBOR + 5.25%)	4/8/2026				1,814	1,814	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	5.50% (6M EURIBOR + 5.50%)	4/10/2026				€670	786	(e)
APG Intermediate Holdings Corporation		1st Lien Revolver	6.75% (6M LIBOR + 5.25%)	1/3/2025				1	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Term Loan	6.75% (6M LIBOR + 5.25%)	1/3/2025				1,005	1,005	(e)
APG Intermediate Holdings Corporation		1st Lien Delayed Draw Term Loan	6.75% (6M LIBOR + 5.25%)	1/3/2025				804	60	(e)(h)
Applied Systems, Inc.		1st Lien Term Loan	3.50% (3M LIBOR + 3.00%)	9/19/2024				6,022	5,995
Applied Systems, Inc.		2nd Lien Term Loan	6.25% (3M LIBOR + 5.50%)	9/19/2025				999	1,004
Atlanta Bidco Limited	Great Britain	1st Lien Term Loan	7.75% (6M EURIBOR + 7.00%)	8/23/2024				€1,000	1,149	(e)(f)
Avaya Inc.		1st Lien Term Loan	4.36% (1M LIBOR + 4.25%)	12/15/2027				680	680
Banyan Software Holdings, LLC		1st Lien Revolver		10/30/2025				265	(5)	(e)(h)
Banyan Software Holdings, LLC		1st Lien Term Loan	8.50% (3M LIBOR + 7.50%)	10/30/2026				2,669	2,642	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delayed Draw Term Loan		10/30/2026				1,529	(15)	(e)(h)
BY Crown Parent, LLC		1st Lien Term Loan	4.00% (1M LIBOR + 3.00%)	2/2/2026				867	866
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.63% (1M CIBOR + 7.63%)	4/30/2026			DKK	12,810	2,019	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.63% (1M EURIBOR + 7.63%)	4/30/2026				€2,954	3,465	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.63% (1M STIBOR + 7.63%)	4/30/2026			SEK	4,210	482	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.89% (1M NIBOR + 7.63%)	4/30/2026			NOK	2,551	298	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.63% (1M CIBOR + 7.63%)	4/30/2026			DKK	45,968	994	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares		Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.63% (1M CIBOR + 7.63%)	4/30/2026			DKK	9,255	1,459	(e)(f)
Cardinal Parent, Inc.		1st Lien Revolver		11/12/2025				1	—	(e)(h)
Cardinal Parent, Inc.		2nd Lien Term Loan	8.50% (6M LIBOR + 7.75%)	11/13/2028				6,941	6,802	(e)(f)
Cast & Crew Payroll, LLC		1st Lien Term Loan	3.86% (1M LIBOR + 3.75%)	2/9/2026				2,968	2,918
CED Group Holding B.V.	Netherlands	1st Lien Term Loan	7.00% (3M EURIBOR + 7.00%)	12/9/2025				€373	438	(e)(f)
Cority Software Inc.	Canada	1st Lien Revolver		7/2/2025				231	—	(e)(h)
Cority Software Inc.	Canada	1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	7/2/2026				1,750	1,750	(e)(f)
Cvent, Inc.		1st Lien Term Loan	3.90% (2M LIBOR + 3.75%)	11/29/2024				2,609	2,535
Datix Bidco Limited	Great Britain	1st Lien Term Loan	4.74% (6M LIBOR + 4.50%)	4/28/2025				1,000	1,000	(e)(f)
Datix Bidco Limited	Great Britain	1st Lien Term Loan	4.74% (6M LIBOR + 4.50%)	4/28/2025				1,385	1,385	(e)(f)
Datix Bidco Limited	Great Britain	1st Lien Term Loan	4.74% (6M LIBOR + 4.50%)	4/28/2025				466	466	(e)(f)
Diligent Corporation		1st Lien Revolver		8/4/2025				338	—	(e)(h)
Diligent Corporation		1st Lien Term Loan	7.25% (6M LIBOR + 6.25%)	8/4/2025				3,074	3,074	(e)(f)
Diligent Corporation		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	8/4/2025				980	980	(e)(f)
Diligent Corporation		1st Lien Delayed Draw Term Loan		8/4/2025				877	—	(e)(h)
Doxim Inc.		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	2/28/2024				327	327	(e)
Doxim Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	2/28/2024				714	714	(e)(f)
Doxim Inc.		1st Lien Term Loan	9.00% (3M LIBOR + 8.00%)	2/28/2024				2,324	2,324	(e)(f)
Doxim Inc.		1st Lien Term Loan	9.00% (3M LIBOR + 8.00%)	2/28/2024				3,562	3,562	(e)(f)
Doxim Inc.		1st Lien Term Loan	9.00% (3M LIBOR + 8.00%)	2/28/2024				497	497	(e)(f)
Doxim Inc.		1st Lien Term Loan	8.00% (3M LIBOR + 7.00%)	2/28/2024				837	837	(e)(f)
Drilling Info Holdings, Inc.		2nd Lien Term Loan	8.36% (1M LIBOR + 8.25%)	7/30/2026				8,077	8,077	(e)(f)
DS Admiral Bidco, LLC		1st Lien Revolver	6.75% (1M LIBOR + 5.75%)	3/16/2026				358	63	(e)(h)
DS Admiral Bidco, LLC		1st Lien Term Loan	6.75% (1M LIBOR + 5.75%)	3/16/2028				2,432	2,408	(e)(f)
Elemica Parent, Inc.		1st Lien Revolver		12/31/2021				947	—	(e)(h)
Elemica Parent, Inc.		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	9/18/2025				479	346	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Elemica Parent, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	9/18/2025			2,858	2,858	(e)
Elemica Parent, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	9/18/2025			879	879	(e)(f)
Elemica Parent, Inc.		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	9/18/2025			560	560	(e)
Elemica Parent, Inc.		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	9/18/2025			2,278	2,278	(e)
Endurance International Group Holdings, Inc.		1st Lien Term Loan		2/10/2028			1,912	1,889	(i)
Enigma Acquisition B.V.	Netherlands	1st Lien Revolver		7/26/2027			€2,000	—	(e)(h)
Enigma Acquisition B.V.	Netherlands	1st Lien Term Loan	7.20% (6M EURIBOR + 7.20%)	1/26/2028			€4,019	4,713	(e)(f)(g)
Epicor Software Corporation		1st Lien Term Loan	4.00% (1M LIBOR + 3.25%)	7/30/2027			2,454	2,445
eResearch Technology, Inc.		1st Lien Term Loan	5.50% (1M LIBOR + 4.50%)	2/4/2027			2,054	2,055
eResearch Technology, Inc.		2nd Lien Term Loan	8.50% (1M LIBOR + 8.00%)	2/4/2028			5,306	5,306	(e)(f)
eResearch Technology, Inc.		2nd Lien Delayed Draw Term Loan		2/4/2028			1,343	—	(e)(h)
Frontline Technologies Holdings, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	9/18/2023			2,577	2,577	(e)(f)
Frontline Technologies Intermediate Holdings, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	9/18/2023			458	458	(e)(f)
Frontline Technologies Intermediate Holdings, LLC		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	9/18/2023			56	56	(e)
GraphPAD Software, LLC		1st Lien Revolver		12/21/2023			1	—	(e)(h)
GraphPAD Software, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	12/21/2023			4,761	4,761	(e)(f)
Huskies Parent, Inc.		1st Lien Term Loan	4.11% (1M LIBOR + 4.00%)	7/31/2026			2,708	2,707
Idera, Inc.		1st Lien Term Loan	4.50% (6M LIBOR + 3.75%)	3/2/2028			3,620	3,592	(i)
Idera, Inc.		2nd Lien Term Loan	7.50% (6M LIBOR + 6.75%)	3/2/2029			1,057	1,051	(i)
Indigo IT Bidco Limited	Great Britain	1st Lien Term Loan	6.75% (3M GBP LIBOR + 6.50%)	2/21/2028			£7,351	10,135	(e)(f)
Indigo IT Bidco Limited	Great Britain	1st Lien Term Loan		2/21/2028			£649	—	(e)(h)
Informatica LLC		1st Lien Term Loan	3.36% (1M LIBOR + 3.25%)	2/25/2027			962	954
Informatica LLC		2nd Lien Term Loan	7.13%	2/25/2025			1,591	1,624
Invoice Cloud, Inc.		1st Lien Revolver		2/11/2024			255	—	(e)(h)
Invoice Cloud, Inc.		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	2/11/2024			2,728	2,728	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Invoice Cloud, Inc.		1st Lien Delayed Draw Term Loan	7.50% (3M LIBOR + 6.50%)	2/11/2024			1,106	1,106	(e)(g)
IQS, Inc.		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	7/2/2026			545	545	(e)(f)
IQS, Inc.		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	7/2/2026			1,102	1,102	(e)(f)
IQS, Inc.		1st Lien Term Loan	8.25% (3M LIBOR + 7.25%)	7/2/2026			140	140	(e)(f)
Ishtar Bidco Norway AS	Great Britain	1st Lien Term Loan	8.25% (6M GBP LIBOR + 7.50%)	11/26/2025			£1,000	1,379	(e)(f)
Ivanti Software, Inc.		1st Lien Revolver		12/1/2025			460	(2)	(e)(h)
Ivanti Software, Inc.		1st Lien Term Loan		12/1/2027			1,192	1,185	(i)
Ivanti Software, Inc.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	12/1/2027			4,847	4,862	(i)
Ivanti Software, Inc.		2nd Lien Term Loan	9.50% (3M LIBOR + 8.50%)	12/1/2028			1,000	1,003
MA Financeco., LLC		1st Lien Term Loan	5.25% (3M LIBOR + 4.25%)	6/5/2025			1,990	1,997
Majesco		1st Lien Revolver		9/21/2026			624	(19)	(e)(h)
Majesco		1st Lien Term Loan	8.75% (3M LIBOR + 7.75%)	9/21/2027			5,496	5,496	(e)(f)
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	3.61% (1M LIBOR + 3.50%)	9/13/2024			4,510	4,455
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	4.75% (1M LIBOR + 3.75%)	9/13/2024			407	406
Milano Acquisition Corp.		1st Lien Term Loan		10/1/2027			2,993	2,978	(i)
Mitchell International, Inc.		1st Lien Term Loan	3.36% (1M LIBOR + 3.25%)	11/29/2024			2,551	2,508
MRI Software LLC		1st Lien Revolver	6.50% (3M LIBOR + 5.50%)	2/10/2026			508	25	(e)(h)
MRI Software LLC		1st Lien Term Loan	6.50% (6M LIBOR + 5.50%)	2/10/2026			6,546	6,546	(e)(f)
MRI Software LLC		1st Lien Term Loan	6.50% (6M LIBOR + 5.50%)	2/10/2026			208	208	(e)(g)
MRI Software LLC		1st Lien Delayed Draw Term Loan		2/10/2026			188	—	(e)(h)
MRI Software LLC		1st Lien Delayed Draw Term Loan		2/10/2026			266	—	(e)(h)
MRI Software LLC		1st Lien Delayed Draw Term Loan		2/10/2026			769	—	(e)(h)
Oakley Ekomid Limited	Great Britain	1st Lien Term Loan	6.50% (3M EURIBOR + 6.25%)	6/23/2025			€750	315	(e)(h)
Oakley Ekomid Limited	Great Britain	1st Lien Term Loan	6.50% (3M EURIBOR + 6.25%)	6/23/2025			€750	880	(e)
PDI TA Holdings, Inc.		1st Lien Revolver		10/24/2024			205	—	(e)(h)
PDI TA Holdings, Inc.		1st Lien Term Loan	5.51% (12M LIBOR + 4.50%)	10/24/2024			2,383	2,383	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Term Loan	9.52% (12M LIBOR + 8.50%)	10/24/2025			1,107	1,107	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
PDI TA Holdings, Inc.		2nd Lien Term Loan	9.50% (3M LIBOR + 8.50%)	10/24/2025			131	131	(e)(f)
Perforce Software, Inc.		1st Lien Term Loan	3.86% (1M LIBOR + 3.75%)	7/1/2026			1,208	1,194
Practicetek Purchaser, LLC		1st Lien Revolver		3/31/2027			138	(3)	(e)(h)
Practicetek Purchaser, LLC		1st Lien Term Loan	7.00% (1M LIBOR + 6.00%)	3/31/2027			557	551	(e)
Practicetek Purchaser, LLC		1st Lien Delayed Draw Term Loan		3/31/2027			889	(9)	(e)(h)
Practicetek Purchaser, LLC		1st Lien Delayed Draw Term Loan	7.00% (1M LIBOR + 6.00%)	3/31/2027			243	240	(e)
ProfitSolv Purchaser, Inc.		1st Lien Revolver		3/5/2027			608	(12)	(e)(h)
ProfitSolv Purchaser, Inc.		1st Lien Term Loan	6.25% (1M LIBOR + 5.25%)	3/5/2027			3,833	3,795	(e)(f)
ProfitSolv Purchaser, Inc.		1st Lien Delayed Draw Term Loan		3/5/2027			2,555	(26)	(e)(h)
Project Boost Purchaser, LLC		1st Lien Term Loan	3.61% (1M LIBOR + 3.50%)	6/1/2026			2,499	2,463
QF Holdings, Inc.		1st Lien Revolver		9/19/2024			1	—	(e)(h)
QF Holdings, Inc.		1st Lien Term Loan	7.50% (6M LIBOR + 6.50%)	9/19/2024			1,313	1,313	(e)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan	7.50% (6M LIBOR + 6.50%)	9/19/2024			263	263	(e)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan		9/19/2024			263	—	(e)(h)
Raptor Technologies, LLC		1st Lien Revolver	7.00% (1M LIBOR + 6.00%)	12/17/2023			1	—	(e)(h)
Raptor Technologies, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	12/17/2024			1,911	1,854	(e)(f)
Raptor Technologies, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	12/17/2024			650	631	(e)
RealPage, Inc.		1st Lien Term Loan		2/18/2028			2,980	2,965	(i)
Sabre GLBL, Inc.		1st Lien Term Loan	4.75% (1M LIBOR + 4.00%)	12/17/2027			805	813
Sedgwick Claims Management Services, Inc.		1st Lien Term Loan	3.36% (1M LIBOR + 3.25%)	12/31/2025			2,853	2,812
Smarsh Inc.		1st Lien Term Loan	9.25% (3M LIBOR + 8.25%)	11/20/2025			2,420	2,396	(e)
Sophia, L.P.		1st Lien Term Loan	4.50% (3M LIBOR + 3.75%)	10/7/2027			1,191	1,189
Sophia, L.P.		2nd Lien Term Loan	9.00% (3M LIBOR + 8.00%)	10/9/2028			10,498	10,393	(e)(f)
SpareFoot, LLC		1st Lien Revolver	6.75% (PRIME + 3.50%)	4/13/2023			1	1	(e)(h)
SpareFoot, LLC		1st Lien Term Loan	6.75% (PRIME + 3.50%)	4/13/2024			694	694	(e)(f)
SpareFoot, LLC		1st Lien Term Loan	6.75% (PRIME + 3.50%)	4/13/2024			132	132	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares		Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
SpareFoot, LLC		1st Lien Term Loan	6.75% (PRIME + 3.50%)	4/13/2024				73	73	(e)
SpareFoot, LLC		1st Lien Term Loan	6.75% (PRIME + 3.50%)	4/13/2024				192	192	(e)(f)
SpareFoot, LLC		1st Lien Term Loan	6.75% (PRIME + 3.50%)	4/13/2024				96	96	(e)(f)
SpareFoot, LLC		1st Lien Term Loan	6.75% (PRIME + 3.50%)	4/13/2024				100	100	(e)(f)
SpareFoot, LLC		1st Lien Term Loan	6.75% (PRIME + 3.50%)	4/13/2024				251	251	(e)
SpareFoot, LLC		2nd Lien Term Loan	9.75% (1M LIBOR + 8.75%)	4/13/2025				285	285	(e)(f)
SpareFoot, LLC		2nd Lien Term Loan	9.75% (1M LIBOR + 8.75%)	4/13/2025				196	196	(e)(f)
SpareFoot, LLC		2nd Lien Term Loan	9.75% (1M LIBOR + 8.75%)	4/13/2025				119	119	(e)(f)
SpareFoot, LLC		2nd Lien Term Loan	9.75% (1M LIBOR + 8.75%)	4/13/2025				60	60	(e)(f)
SpareFoot, LLC		2nd Lien Term Loan	9.75% (3M LIBOR + 8.75%)	4/13/2025				53	53	(e)
TCP Hawker Intermediate LLC		1st Lien Revolver	6.50% (1M LIBOR + 5.50%)	8/29/2025				458	34	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	8/28/2026				2,341	2,341	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	8/28/2026				443	443	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	8/28/2026				494	494	(e)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan		8/28/2026				495	—	(e)(h)
ThoughtWorks, Inc.		1st Lien Term Loan		3/24/2028				2,545	2,537	(i)
TIBCO Software Inc		1st Lien Term Loan	3.87% (1M LIBOR + 3.76%)	6/30/2026				2,303	2,271
The Ultimate Software Group, Inc.		1st Lien Revolver		5/3/2024				1	—	(e)(h)
The Ultimate Software Group, Inc.		2nd Lien Term Loan	8.11% (1M LIBOR + 8.00%)	5/3/2027				2,000	2,000	(e)(f)
Visolit Finco AS	Norway	1st Lien Term Loan	6.51% (3M NIBOR + 6.00%)	7/2/2026			NOK	34,056	3,942	(e)(g)
Visolit Finco AS	Norway	1st Lien Term Loan		7/2/2026			NOK	11,181	(13)	(e)(h)
WebPT, Inc.		1st Lien Revolver	7.75% (3M LIBOR + 6.75%)	8/28/2024				216	65	(e)(h)
WebPT, Inc.		1st Lien Term Loan	7.75% (3M LIBOR + 6.75%)	8/28/2024				2,042	2,042	(e)
WebPT, Inc.		1st Lien Delayed Draw Term Loan		8/28/2024				255	—	(e)(h)
Wellness AcquisitionCo, Inc.		1st Lien Revolver		1/20/2027				504	(10)	(e)(h)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	6.75% (6M LIBOR + 5.75%)	1/20/2027				2,804	2,776	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
								221,541		19.43%
Technology Hardware & Equipment
CPI Holdco, LLC		1st Lien Revolver		11/4/2024			3,435	4	(e)(h)
DRB Holdings, LLC		1st Lien Revolver		10/6/2023			1	—	(e)(h)
DRB Holdings, LLC		1st Lien Term Loan	6.50% (1M LIBOR + 5.50%)	10/6/2023			483	483	(e)(f)
DRB Holdings, LLC		1st Lien Term Loan	6.50% (1M LIBOR + 5.50%)	10/6/2023			108	108	(e)(f)
DRB Holdings, LLC		1st Lien Term Loan	6.50% (1M LIBOR + 5.50%)	10/6/2023			1,336	1,336	(e)(f)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolver		2/22/2027			1,312	(23)	(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	2/22/2028			7,457	7,382	(e)(f)
FL Hawk Intermediate Holdings, Inc.		1st Lien Delayed Draw Term Loan		2/22/2028			1,017	(10)	(e)(h)
Micromeritics Instrument Corp.		1st Lien Revolver	6.00% (6M LIBOR + 5.00%)	12/18/2025			331	142	(e)(h)
Micromeritics Instrument Corp.		1st Lien Term Loan	6.00% (6M LIBOR + 5.00%)	12/18/2025			2,606	2,476	(e)(f)
Sorenson Communications, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 5.50%)	3/17/2026			148	148
TGG TS Acquisition Company		1st Lien Term Loan	6.61% (1M LIBOR + 6.50%)	12/14/2025			1,275	1,278	(e)
Wildcat BuyerCo, Inc.		1st Lien Revolver		2/27/2026			255	—	(e)(h)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	6.25% (3M LIBOR + 5.25%)	2/27/2026			2,043	2,043	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	6.25% (3M LIBOR + 5.25%)	2/27/2026			1,077	389	(e)(h)
								15,756		1.38%
Telecommunication Services
CB-SDG LIMITED	Great Britain	1st Lien Term Loan	7.88% (3M GBP LIBOR + 7.13%)	4/3/2026			£2,405	2,985	(e)(f)(g)
CB-SDG LIMITED	Great Britain	1st Lien Term Loan	7.88% (3M GBP LIBOR + 7.13%)	4/3/2026			£379	470	(e)(f)(g)
CB-SDG LIMITED	Great Britain	1st Lien Term Loan		4/3/2026			£317	(44)	(e)(h)
Commify Limited	Great Britain	1st Lien Term Loan		9/14/2026			€761	—	(e)(h)
Commify Limited	Great Britain	1st Lien Term Loan	7.42% (6M EURIBOR + 7.17%)	9/14/2026			€2,771	3,249	(e)(f)
Iridium Satellite LLC		1st Lien Term Loan	3.75% (1M LIBOR + 2.75%)	11/4/2026			2,989	2,995
UPC Financing Partnership		1st Lien Term Loan	3.61% (1M LIBOR + 3.50%)	1/31/2029			1,850	1,844
Zayo Group Holdings, Inc.		1st Lien Term Loan	3.11% (1M LIBOR + 3.00%)	3/9/2027			2,631	2,608
								14,107		1.24%
Transportation

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
AAdvantage Loyality IP, Ltd.		1st Lien Term Loan		4/20/2028			3,796	3,885	(i)
Commercial Trailer Leasing, Inc.		1st Lien Revolver		1/19/2026			741	(15)	(e)(h)
Commercial Trailer Leasing, Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	1/19/2026			12,511	12,386	(e)(f)
Commercial Trailer Leasing, Inc.		1st Lien Delayed Draw Term Loan		1/19/2026			1,481	(15)	(e)(h)
Commercial Trailer Leasing, Inc.		2nd Lien Term Loan	0.13	1/19/2027			2,222	2,199	(e)(f)
Kenan Advantage Group, Inc.		1st Lien Term Loan		3/24/2026			2,279	2,263	(i)
Neovia Logistics, LP		1st Lien Term Loan	6.74% (3M LIBOR + 6.50%)	5/8/2024			689	685	(e)
Neovia Logistics, LP		2nd Lien Term Loan	11.48% (3M LIBOR + 11.25%)	11/8/2024			1,315	1,328	(e)(g)
								22,716		1.99%
Utilities
Astoria Energy LLC		1st Lien Term Loan	4.50% (3M LIBOR + 3.50%)	12/10/2027			746	746
								746		0.07%

TOTAL SENIOR LOANS (Cost $1,022,176)								1,036,696		90.92%

SUBORDINATED LOANS(b)(c)(d)
Commercial & Professional Services
Visual Edge Technology, Inc.		Subordinated Notes	16.00%	9/3/2024			207	199	(e)(g)
								199		0.02%
Consumer Services
KeyStone Sub-Debt HoldCo, LLC		Mezzanine Term Loan	10.00%	1/20/2027			7,479	6,926	(e)(g)
								6,926		0.61%
Diversified Financials
eCapital Finance Corp.	Canada	Subordinated Delayed Draw Term Loan	10.00% (1M LIBOR + 8.50%)	1/31/2025			3,380	3,380	(e)
eCapital Finance Corp.	Canada	Subordinated Delayed Draw Term Loan	10.00% (1M LIBOR + 8.50%)	1/31/2025			601	601	(e)
eCapital Finance Corp.	Canada	Subordinated Term Loan	10.00% (1M LIBOR + 8.50%)	1/31/2025			2,873	2,873	(e)
								6,854		0.60%
Food, Beverage & Tobacco
Triton Water Holdings, Inc.		Unsecured Notes	6.25%	4/1/2029			4,000	4,080
								4,080		0.36%
Health Care Equipment & Services
Air Medical Group Holdings Inc		Unsecured Term Loan	8.88% (6M LIBOR + 7.88%)	3/13/2026			794	794	(e)
								794		0.07%
Insurance
Ardonagh Midco 2 PLC	Great Britain	Unsecured Notes	11.50%	1/15/2027			34	34	(e)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
								34		—%
Software & Services
AffiniPay Intermediate Holdings, LLC		Subordinated Notes	12.75%	2/28/2028			2,783	2,783	(e)(g)
								2,783		0.24%

TOTAL SUBORDINATED LOANS (Cost $21,277)								21,670		1.90%

CORPORATE BONDS
Automobiles & Components
Dana, Inc.			5.38%	11/15/2027			948	995
Dana, Inc.			5.63%	6/15/2028			435	465
Ford Motor Company			8.50%	4/21/2023			125	139
								1,599		0.14%
Banks
Ladder Capital Finance Holding			4.25%	2/1/2027			3,943	3,884	(d)
United Shore Financial Services LLC			5.50%	11/15/2025			4,284	4,466	(d)
								8,350		0.73%
Capital Goods
Assemblin Financing AB	Sweden		4.46%	5/15/2025			€2,000	2,369
Cargo Aircraft Management, Inc.			4.75%	2/1/2028			3,347	3,451	(d)
Core & Main LP			6.13%	8/15/2025			1,844	1,893	(d)
The Hillman Group, Inc.			6.38%	7/15/2022			4,442	4,442	(d)
Pike Corporation			5.50%	9/1/2028			126	128	(d)
PowerTeam Services LLC			9.03%	12/4/2025			1,230	1,366	(d)
Specialty Building Products Holdings LLC			6.38%	9/30/2026			2,340	2,416	(d)
TransDigm Inc			6.25%	3/15/2026			2,000	2,120	(d)
Tutor Perini Corporation			6.88%	5/1/2025			3,573	3,695	(d)
								21,880		1.92%
Commercial & Professional Services
Korn Ferry International			4.63%	12/15/2027			1,653	1,699	(d)
Neighborly Issuer LLC			3.58%	4/30/2051			25	25	(e)
Science Applications International Corp.			4.88%	4/1/2028			2,030	2,099	(d)
								3,823		0.34%
Consumer Services
Caesars Entertainment, Inc.			6.25%	7/1/2025			125	133	(d)
Gamma Bidco Spa	Italy		6.25%	7/15/2025			€2,000	2,444
Gamma Bidco Spa	Italy		6.00%	7/15/2025			€2,000	2,358
ServiceMaster Funding LLC			3.34%	1/30/2051			25	26	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
								4,961		0.44%
Diversified Financials
Enviva Partners LP			6.50%	1/15/2026			3,908	4,094	(d)
Ford Motor Credit Co., LLC			5.13%	6/16/2025			615	663
LBM Acquisition LLC			6.25%	1/15/2029			1,076	1,108	(d)
Venator Materials LLC	Luxembourg		9.50%	7/1/2025			287	321	(d)
Venator Materials LLC	Luxembourg		5.75%	7/15/2025			2,755	2,672	(d)
Veritas US Inc			10.50%	2/1/2024			275	282	(d)
								9,140		0.80%
Energy
Antero Resources Corp.			5.00%	3/1/2025			360	360
Ascent Resources - Utica LLC			9.00%	11/1/2027			144	183	(d)
Blue Racer Midstream LLC			7.63%	12/15/2025			1,318	1,420	(d)
Cheniere Energy Partners LP			5.63%	10/1/2026			1,406	1,470
Cheniere Energy Partners LP			4.00%	3/1/2031			700	712	(d)
CITGO Holding, Inc.			9.25%	8/1/2024			1,150	1,154	(d)
Exterran Energy Solutions LP			8.13%	5/1/2025			4,100	3,772
Great Western Petroleum LLC			12.00%	9/1/2025			124	110	(d)
Laredo Petroleum, Inc.			9.50%	1/15/2025			169	163
NGL Energy Operating LLC			7.50%	2/1/2026			464	476	(d)
NGL Energy Partners LP			6.13%	3/1/2025			2,523	2,145
Summit Midstream Holdings LLC			5.50%	8/15/2022			180	174
Summit Midstream Holdings LLC			5.75%	4/15/2025			120	98
Tervita Corporation	Canada		11.00%	12/1/2025			1,856	2,107	(d)
								14,344		1.26%
Food, Beverage & Tobacco
Cott Holdings, Inc.			5.50%	4/1/2025			3,736	3,840	(d)
JBS USA LUX SA			5.50%	1/15/2030			250	277	(d)
								4,117		0.36%
Health Care Equipment & Services
Air Methods Corporation			8.00%	5/15/2025			6,090	5,754	(d)
Change Healthcare Holdings Inc			5.75%	3/1/2025			63	64	(d)
HCA, Inc.			3.50%	9/1/2030			150	152
Lifepoint Health Inc			4.38%	2/15/2027			1,613	1,581	(d)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
								7,551		0.66%
Insurance
NFP Corp.			6.88%	8/15/2028			2,624	2,725	(d)
								2,725		0.24%
Materials
The Chemours Company			5.75%	11/15/2028			2,498	2,630	(d)
Constellium SE	France		5.88%	2/15/2026			250	258	(d)
Constellium SE	France		5.63%	6/15/2028			1,000	1,055	(d)
First Quantum Minerals, Ltd.	Canada		6.50%	3/1/2024			3,345	3,395	(d)
Kraton Polymers LLC			4.25%	12/15/2025			1,132	1,136	(d)
Summit Materials LLC			5.13%	6/1/2025			1,207	1,225	(d)
Trident TPI Holdings, Inc.			9.25%	8/1/2024			2,611	2,768	(d)
Tronox Finance PLC	Great Britain		5.75%	10/1/2025			3,169	3,306	(d)
								15,773		1.38%
Media & Entertainment
ANGI Group LLC			3.88%	8/15/2028			1,926	1,926	(d)
CCO Holdings LLC			4.25%	2/1/2031			969	971	(d)
CSC Holdings LLC			4.63%	12/1/2030			2,000	1,967	(d)
CSC Holdings LLC			3.38%	2/15/2031			4,000	3,770	(d)
Cumulus Media New Holdings, Inc.			6.75%	7/1/2026			1,000	1,019	(d)
Dolya Holdco 18 DAC	Ireland		5.00%	7/15/2028			3,000	3,056	(d)
Telenet Finance Luxembourg Notes Sarl	Luxembourg		5.50%	3/1/2028			400	420	(d)
								13,129		1.15%
Real Estate
Brookfield Property REIT Inc.			5.75%	5/15/2026			1,393	1,433	(d)
HAT Holdings I LLC			3.75%	9/15/2030			1,880	1,809	(d)
Iron Mountain, Inc.			4.88%	9/15/2029			2,000	2,025	(d)
Iron Mountain, Inc.			5.25%	7/15/2030			1,125	1,161	(d)
								6,428		0.56%
Retailing
Asbury Automotive Group, Inc.			4.50%	3/1/2028			3,995	4,086
Carvana Co.			5.50%	4/15/2027			420	422	(d)
L Brands, Inc.			9.38%	7/1/2025			76	95	(d)
								4,603		0.40%
Software & Services
Avaya Inc.			6.13%	9/15/2028			1,302	1,385	(d)
Castle US Holding Corp.			9.50%	2/15/2028			296	302	(d)
CommScope Technologies LLC			6.00%	6/15/2025			170	173	(d)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Go Daddy Operating Co LLC			5.25%	12/1/2027			1,856	1,967	(d)
Sabre GLBL, Inc.			7.38%	9/1/2025			2,000	2,180	(d)
								6,007		0.53%
Technology Hardware & Equipment
Viasat, Inc.			6.50%	7/15/2028			2,790	2,938	(d)
								2,938		0.26%
Telecommunication Services
Consolidated Communications, Inc.			6.50%	10/1/2028			2,044	2,208	(d)
Consolidated Communications, Inc.			5.00%	10/1/2028			614	619	(d)
Level 3 Financing, Inc.			3.63%	1/15/2029			1,111	1,076	(d)
Telesat Canada	Canada		6.50%	10/15/2027			2,002	2,005	(d)
								5,908		0.52%
Transportation
American Airlines Group, Inc.			5.00%	6/1/2022			1,035	1,017	(d)
								1,017		0.09%
Utilities
Calpine Corp.			4.50%	2/15/2028			2,000	2,017	(d)
NRG Energy, Inc.			3.63%	2/15/2031			300	292	(d)
								2,309		0.20%

TOTAL CORPORATE BONDS (Cost $132,224)								136,602		11.98%

COLLATERALIZED LOAN OBLIGATIONS - DEBT (c)(d)(e)
AMMC CLO XI, Ltd.	Cayman Islands		6.00% (3M LIBOR + 5.80%)	4/30/2031			1,500	1,379
AMMC CLO XIV, Ltd.	Cayman Islands		7.56% (3M LIBOR + 7.35%)	7/25/2029			250	239
AMMC CLO XXI, Ltd.	Cayman Islands		6.70% (3M LIBOR + 6.50%)	11/2/2030			100	94
AMMC CLO XXII, Ltd.	Cayman Islands		5.71% (3M LIBOR + 5.50%)	4/25/2031			750	691
Apidos CLO XX, Ltd.	Cayman Islands		8.93% (1M LIBOR + 8.70%)	7/16/2031			250	224
Atlas Senior Loan Fund VII, Ltd.	Cayman Islands		8.24% (3M LIBOR + 8.05%)	11/27/2031			1,750	1,428
Barings CLO, Ltd. 2019-II	Cayman Islands		6.93% (3M LIBOR + 6.69%)	4/15/2031			571	571
Canyon Capital CLO 2016-1, Ltd.	Cayman Islands		5.99% (3M LIBOR + 5.75%)	7/15/2031			250	234
Canyon Capital CLO 2018-1, Ltd.	Cayman Islands		5.99% (3M LIBOR + 5.75%)	7/15/2031			850	784
Canyon Capital CLO 2019-1, Ltd.	Cayman Islands		6.92% (3M LIBOR + 6.68%)	4/15/2032			500	487

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
Carlyle Global Market Strategies CLO, Ltd. 2019-2	Cayman Islands		6.84% (3M LIBOR + 6.60%)	7/15/2032			3,000	2,916
CBAM 2017-3, Ltd.	Cayman Islands		6.72% (3M LIBOR + 6.50%)	10/17/2029			512	497
CIFC Funding 2015-II, Ltd.	Cayman Islands		7.05% (3M LIBOR + 6.81%)	4/15/2030			3,000	2,948
Crestline Denali CLO XIV, Ltd.	Cayman Islands		6.56% (3M LIBOR + 6.35%)	10/23/2031			750	669
Crestline Denali CLO XIV, Ltd.	Cayman Islands		8.31% (3M LIBOR + 8.10%)	10/23/2031			250	214
Crestline Denali CLO XVI, Ltd.	Cayman Islands		2.82% (3M LIBOR + 2.60%)	1/20/2030			1,500	1,420
Denali Capital CLO XII, Ltd.	Cayman Islands		6.14% (3M LIBOR + 5.90%)	4/15/2031			750	652
Dryden 55 Senior Loan Fund	Cayman Islands		5.64% (3M LIBOR + 5.40%)	4/15/2031			375	350
Dryden 57 Senior Loan Fund	Cayman Islands		5.39% (3M LIBOR + 5.20%)	5/15/2031			500	467
Dryden 58 Senior Loan Fund	Cayman Islands		5.57% (3M LIBOR + 5.35%)	7/17/2031			1,000	944
Elmwood CLO VIII, Ltd.	Cayman Islands		8.12% (3M LIBOR + 8.00%)	1/20/2034			250	250
Goldentree Loan Opportunities X, Ltd.	Cayman Islands		5.87% (3M LIBOR + 5.65%)	7/20/2031			750	729
ICG U.S. CLO, Ltd. 2018-1	Cayman Islands		5.37% (3M LIBOR + 5.15%)	4/21/2031			500	441
INGIM, Ltd. 2013-3	Cayman Islands		6.12% (3M LIBOR + 5.90%)	10/18/2031			1,250	1,154
KKR CLO 24, Ltd.	Cayman Islands		6.60% (3M LIBOR + 6.38%)	4/20/2032			750	726
Madison Park Funding XIV, Ltd.	Cayman Islands		7.99% (3M LIBOR + 7.77%)	10/22/2030			1,000	866
Madison Park Funding XXIII, Ltd.	Cayman Islands		6.46% (3M LIBOR + 6.25%)	7/27/2030			500	491
Madison Park Funding XXXVI, Ltd.	Cayman Islands		7.49% (3M LIBOR + 7.25%)	1/15/2033			833	834
Madison Park Funding XXXVII, Ltd.	Cayman Islands		6.79% (3M LIBOR + 6.55%)	7/15/2032			1,000	1,000
Northwoods Capital XII-B, Ltd.	Cayman Islands		5.97% (3M LIBOR + 5.79%)	6/15/2031			750	656
Octagon Investment Partners 35, Ltd.	Cayman Islands		5.42% (3M LIBOR + 5.20%)	1/20/2031			1,500	1,351
OHA Credit Funding 3, Ltd.	Cayman Islands		5.72% (3M LIBOR + 5.50%)	7/20/2032			2,500	2,377
OHA Loan Funding 2016-1, Ltd.	Cayman Islands		6.57% (3M LIBOR + 6.35%)	1/20/2033			4,000	3,928
OZLM XVI, Ltd.	Cayman Islands		6.19% (3M LIBOR + 6.00%)	5/16/2030			375	321

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
Steele Creek CLO, Ltd. 2016-1	Cayman Islands		5.93% (3M LIBOR + 5.75%)	6/15/2031			750	626
TICP CLO XI 2018-11, Ltd.	Cayman Islands		6.22% (3M LIBOR + 6.00%)	10/20/2031			500	485
TICP CLO XI, Ltd.	Cayman Islands		6.22% (3M LIBOR + 6.00%)	10/20/2031			300	291
Venture 28A CLO, Ltd.	Cayman Islands		6.38% (3M LIBOR + 6.16%)	10/20/2029			1,000	872
Venture 36A CLO, Ltd.	Cayman Islands		7.14% (3M LIBOR + 6.92%)	4/20/2032			300	290
Venture 37A CLO, Ltd.	Cayman Islands		7.19% (3M LIBOR + 6.95%)	7/15/2032			3,000	2,893
Wellfleet CLO 2018-3, Ltd.	Cayman Islands		6.47% (3M LIBOR + 6.25%)	1/20/2032			250	232
TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $39,482)								38,021	3.33%

COLLATERALIZED LOAN OBLIGATIONS - EQUITY (d)(e)
AIMCO CLO XI, Ltd.	Cayman Islands		13.13%	10/15/2031			6,877	6,713
Allegro CLO VII, Ltd. 2018-2A	Cayman Islands		13.90%	7/15/2031			2,150	1,429
AMMC CLO XXI, Ltd.	Cayman Islands		19.13%	11/2/2030			500	275
AMMC CLO XXII, Ltd.	Cayman Islands		15.58%	4/25/2031			1,500	1,049
Anchorage Credit Funding 3, Ltd.	Cayman Islands		13.13%	1/28/2039			520	545
Atlas Senior Loan Fund III, Ltd.	Cayman Islands			11/17/2027			250	37
Atrium XV	Cayman Islands		15.08%	1/23/2031			4,080	3,050
Avery Point VI CLO, Ltd.	Cayman Islands		86.10%	8/5/2027			314	63
Bain Capital Credit CLO 2018-1, Ltd.	Cayman Islands		20.09%	4/23/2031			1,420	919
Bain Capital Credit CLO 2019-1, Ltd.	Cayman Islands		18.93%	4/18/2032			1,400	809
Bain Capital Credit CLO 2019-2, Ltd.	Cayman Islands		10.06%	10/17/2032			810	567
Bain Capital Credit CLO 2020-1, Ltd.	Cayman Islands		23.01%	4/18/2033			1,250	1,078
Bain Capital Credit CLO 2020-2, Ltd.	Cayman Islands		19.83%	7/21/2031			800	754
Bardot CLO, Ltd.	Cayman Islands		17.34%	10/22/2032			2,250	2,081
Canyon Capital CLO 2016-1, Ltd.	Cayman Islands		12.75%	7/15/2031			1,000	717
Canyon Capital CLO 2019-1, Ltd.	Cayman Islands		10.02%	4/15/2032			2,798	1,896
Carlyle Global Market Strategies CLO, Ltd. 2013-1	Cayman Islands		11.13%	8/14/2030			500	207

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Carlyle Global Market Strategies CLO, Ltd. 2018-3	Cayman Islands		10.93%	10/15/2030			750	448
Carlyle Global Market Strategies CLO, Ltd. 2018-4	Cayman Islands		20.66%	1/20/2031			2,310	1,636
Carlyle Global Market Strategies CLO, Ltd. 2019-3	Cayman Islands		15.48%	10/20/2032			3,875	3,169
Cedar Funding CLO V, Ltd.	Cayman Islands		10.53%	7/17/2031			2,300	1,960
Cedar Funding CLO VIII, Ltd.	Cayman Islands		3.99%	10/17/2030			250	134
CIFC Funding 2018-II, Ltd.	Cayman Islands		40.82%	4/20/2031			250	173
CIFC Funding 2018-V, Ltd.	Cayman Islands		18.64%	1/15/2032			625	440
CIFC Funding 2019-I, Ltd.	Cayman Islands		20.78%	4/20/2032			1,500	1,010
Crestline Denali CLO XVI, Ltd.	Cayman Islands		0.08%	1/20/2030			500	307
Dryden 28 Senior Loan Fund	Cayman Islands		12.90%	8/15/2030			1,406	470
Dryden 43 Senior Loan Fund	Cayman Islands		18.21%	7/20/2029			1,610	941	(l)
Dryden 57 Senior Loan Fund	Cayman Islands		12.01%	5/15/2031			717	611
Dryden 58 Senior Loan Fund	Cayman Islands		16.68%	7/17/2031			3,125	2,426
Dryden 60 Senior Loan Fund	Cayman Islands		13.13%	7/15/2031			250	204
Dryden 65 Senior Loan Fund	Cayman Islands		22.68%	7/18/2030			700	489
Dryden 68 Senior Loan Fund	Cayman Islands		15.48%	7/15/2049			500	333
Dryden 78 Senior Loan Fund	Cayman Islands		19.97%	4/17/2033			10,625	9,313
Eastland Investors Corp	Cayman Islands		13.13%	5/1/2022			—	116
Eaton Vance CLO 2018-1, Ltd.	Cayman Islands		33.41%	10/15/2030			1,025	690
Elmwood CLO I, Ltd.	Cayman Islands		20.39%	10/20/2033			2,000	1,563
Elmwood CLO V, Ltd.	Cayman Islands		21.73%	7/24/2031			2,875	2,911
ICG U.S. CLO, Ltd. 2018-2	Cayman Islands		17.16%	7/22/2031			1,650	1,191
ICG U.S. CLO, Ltd. 2020-1	Cayman Islands		20.44%	10/22/2031			500	436
ICG U.S. CLO, Ltd. 2021-1	Cayman Islands		13.13%	4/17/2034			1,500	1,297
ICG U.S. CLO, Ltd. 2021-1	Cayman Islands		13.13%	4/17/2034			600	519
LCM XVIII LP	Cayman Islands		16.85%	4/20/2031			1,400	499
Madison Park Funding XXII, Ltd.	Cayman Islands		7.94%	1/15/2033			7,400	5,437

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
Madison Park Funding XXVII, Ltd.	Cayman Islands		10.87%	1/20/2047			250	210
Madison Park Funding XXVIII, Ltd.	Cayman Islands		16.76%	7/15/2030			2,000	1,619
Madison Park Funding XXXI, Ltd.	Cayman Islands		15.89%	1/23/2048			4,250	3,527
Madison Park Funding XXXII, Ltd.	Cayman Islands		18.77%	1/22/2048			1,885	1,611
Madison Park Funding XXXVII, Ltd.	Cayman Islands		17.11%	7/15/2049			7,500	6,874
Magnetite VI, Ltd.	Cayman Islands			9/15/2023			1,241	—
Magnetite XXVIII, Ltd.	Cayman Islands		13.13%	10/25/2031			5,250	5,250
Neuberger Berman CLO XXIII, Ltd.	Cayman Islands		96.63%	10/17/2027			29	4
Newark BSL CLO 1, Ltd.	Cayman Islands		47.93%	7/25/2030			250	148
Oaktree CLO 2018-1, Ltd.	Cayman Islands		8.87%	10/20/2030			2,250	1,368
Oaktree CLO 2019-2, Ltd.	Cayman Islands			4/15/2031			3,860	2,007
Oaktree CLO 2019-3, Ltd.	Cayman Islands		7.05%	7/20/2031			4,750	3,620
OHA Credit Partners XI, Ltd.	Cayman Islands		13.88%	1/20/2032			300	204
OHA Credit Partners XV, Ltd.	Cayman Islands		14.61%	1/20/2030			1,360	1,006
OHA Loan Funding 2013-1, Ltd.	Cayman Islands		15.46%	7/23/2031			876	424
OHA Loan Funding 2016-1, Ltd.	Cayman Islands		17.32%	1/20/2033			8,800	6,873
OZLM XVI, Ltd.	Cayman Islands		1.48%	5/16/2030			563	256
OZLM XXI, Ltd.	Cayman Islands		1.12%	1/20/2031			800	432
Reese Park CLO, Ltd	Cayman Islands		13.13%	10/15/2032			703	528
Reese Park CLO, Ltd	Cayman Islands		13.13%	10/15/2032			703	—
RR 4, Ltd.	Cayman Islands		13.13%	4/15/2030			1,000	922
Signal Peak CLO V, Ltd.	Cayman Islands		14.28%	4/25/2031			500	339
Signal Peak CLO VI, Ltd.	Cayman Islands		26.29%	7/28/2031			500	329
Signal Peak CLO VIII, Ltd.	Cayman Islands		13.13%	4/20/2033			6,350	5,417
Steele Creek CLO, Ltd. 2017-1	Cayman Islands		7.97%	10/15/2030			250	130
Symphony CLO XI Ltd	Cayman Islands			1/17/2025			1	—
THL Credit Wind River 2018-3 CLO, Ltd.	Cayman Islands		27.07%	1/20/2031			3,875	3,248
THL Credit Wind River 2018-3 CLO, Ltd.	Cayman Islands		13.13%	1/20/2031			250	210

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Venture XVIII CLO, Ltd.	Cayman Islands			10/15/2029			250	61
Voya CLO 2018-1, Ltd.	Cayman Islands		42.73%	4/19/2031			4,366	2,731
Voya CLO 2020-1, Ltd.	Cayman Islands		23.06%	7/16/2031			1,067	1,112
Wellfleet CLO 2017-3, Ltd.	Cayman Islands		14.64%	1/17/2031			250	166
Wellfleet CLO 2018-3, Ltd.	Cayman Islands		16.13%	1/20/2032			2,400	1,620
Wellfleet CLO 2020-1, Ltd.	Cayman Islands		19.23%	4/15/2033			5,955	4,862
York CLO-7, Ltd.	Cayman Islands		14.96%	1/22/2033			4,000	3,366
TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $113,256)								121,386		10.65%

COMMON STOCKS(d)
Automobiles & Components
Automotive Keys Investor, LLC		Class A			11/6/2020	37,749		3	(e)(k)
GB Auto Service Holdings, LLC					10/19/2018	23,724		68	(e)(k)
Highline PPC Blocker LLC					11/4/2020	500		50	(e)(k)
								121		0.01%
Capital Goods
Dynamic NC Investment Holdings, LP					12/30/2020	50,000		50	(e)(k)
Kene Holdings, L.P.		Class A			8/8/2019	50,000		49	(e)(k)
								99		0.01%
Commercial & Professional Services
Capstone Parent Holdings, LP		Class A			11/12/2020	50		63	(e)(k)
IRI Parent, L.P.		Class A-1			11/29/2018	250		46	(e)(k)
Marmic Topco, L.P.					3/5/2021	50,000		50	(e)
RC V Tecmo Investor LLC					8/14/2020	50,000		73	(e)(k)
SSE Parent, LP		Class A-1			6/30/2020	25		43	(e)(k)
SSE Parent, LP		Class A-2			6/30/2020	25		43	(e)(k)
								318		0.03%
Consumer Durables & Apparel
Centric Brands L.P.					10/9/2020	9,298		—	(e)(k)
DRS Holdings I, Inc.					11/1/2019	50		34	(e)(k)
								34		—%
Consumer Services
OMERS Mahomes Investment Holdings LLC		Class A			11/16/2020	15		57	(e)(k)
								57		—%
Diversified Financials
Apollo Tactical Income Fund Inc						811		12
Blackstone Strategic Credit Fund						3,073		41

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Blackstone/GSO Long-Short Credit Income Fund						70		1
Credit Suisse Asset Management Income Fund Inc						28,444		96
KKR Income Opportunities Fund						12,367		196
Owl Rock Capital Corp						2,500		34
Sera 2021 LLC		Class A			3/30/2021	3		—	(e)(k)
The Ultimus Group Aggregator, LP		Class A			2/1/2019	—		—	(e)(k)
The Ultimus Group Aggregator, LP		Class B			2/1/2019	182		—	(e)(k)
The Ultimus Group, LLC		Class A			2/1/2019	1		1	(e)(k)
The Ultimus Group, LLC		Class B			2/1/2019	1,609		—	(e)(k)
								381		0.03%
Energy
Extraction Oil & Gas Inc						3,520		127	(k)
FTS International Inc						3,502		87	(k)
Vine Energy Inc						8,750		120	(k)
								334		0.03%
Food, Beverage & Tobacco
Italian Fine Foods Holdings L.P.					5/4/2018	25,000		48	(e)(k)
								48		—%
Health Care Equipment & Services
Bearcat Parent, Inc.					7/9/2019	51		112	(e)(k)
Olympia TopCo, L.P.		Class A			9/24/2019	50,000		16	(e)(k)
OMERS Bluejay Investment Holdings LP		Class A			7/10/2018	25		42	(e)(k)
OMERS Wildcats Investment Holdings LLC		Class A			10/31/2019	169		68	(e)(k)
SiroMed Equity Holdings, LLC					3/26/2018	3,703		—	(e)(k)
Virence Holdings LLC		Class A			2/11/2019	—		43	(e)(k)
								281		0.02%
Materials
Berry Global Group Inc						3,850		236	(k)
KNPAK Holdings, LP		Class A			7/2/2019	100,000		71	(e)(k)
Novipax Parent Holding Company, L.L.C.		Class C			12/1/2020	50		11	(e)(k)
Plaskolite PPC Blocker LLC					12/14/2018	10		2	(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Tronox Holdings PLC	Great Britain					7,976		146
								466		0.04%
Pharmaceuticals, Biotechnology & Life Sciences
Coherus Biosciences Inc						2,456		36	(k)
								36		—%
Retailing
ARKO Corp.					12/22/2020	106		1	(e)(k)
Fastsigns Holdings Inc.					3/13/2019	50		62	(e)(k)
								63		0.01%
Software & Services
APG Holdings, LLC		Class A			1/3/2020	50,000		69	(e)(k)
Astorg VII Co-Invest ERT	Luxembourg				1/31/2020	1,000,000		1,175	(e)(k)
Frontline Technologies Parent, LLC		Class B			9/18/2017	2,728		22	(e)(k)
GSV PracticeTek Holdings, LLC		Class A			3/31/2021	50,000		50	(e)
H&F Unite Partners, L.P.					5/1/2019	50,032		56	(e)(k)
Insight PDI Holdings, LLC		Class A			3/19/2019	26,548		34	(e)(k)
Magic Topco, L.P.		Class B			9/21/2020	11,236		10	(e)(k)
Project Falcon Parent, Inc.	Canada	Class B-1			7/2/2019	47,536		56	(e)(k)
PS Co-Invest, L.P.					3/5/2021	50,000		—	(e)(k)
Rocket Parent, LLC		Class A			12/17/2018	50,000		40	(e)(k)
Skywalker TopCo, LLC					11/20/2020	14,925		52	(e)(k)
								1,564		0.14%
Technology Hardware & Equipment
Wildcat Parent, LP					2/27/2020	535		70	(e)(k)
								70		0.01%
Utilities
FirstEnergy Corp						5,000		173
								173		0.02%

TOTAL COMMON STOCKS (Cost $3,615)								4,045		0.35%

PREFERRED STOCKS (d)(e)
Automobiles & Components
Automotive Keys Investor, LLC			9.00%		11/6/2020	37,749		39	(g)
								39		—%
Commercial & Professional Services
IRI Group Holdings, Inc.		Series A-1	11.50% (6M LIBOR + 10.50%)		11/29/2018	25		33	(g)
								33		—%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00%		10/15/2020	50,000		51	(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Redwood Services Holdco, LLC		Series D	8.00%		12/31/2020	27,076		28	(g)
								79		0.01%
Energy
Ferrellgas, L.P.			8.96%		3/30/2021	8,734		8,472	(g)
								8,472		0.74%
Health Care Equipment & Services
Symplr Software Intermediate Holdings, Inc.		Series C	11.00%		12/22/2020	50		52	(g)
Teligent, Inc.					12/11/2018	1,797		—	(k)
								52		—%
Materials
Novipax Parent Holding Company, L.L.C.		Class A	10.00%		12/1/2020	50		50	(g)
								50		—%
Media & Entertainment
PRG III, LLC		Class A	6.50% (3M LIBOR + 5.50%)		10/6/2020	2,250		63	(g)
								63		0.01%
Pharmaceuticals, Biotechnology & Life Sciences
Cardinal Topco Holdings, L.P.		Class A	8.00%		9/15/2020	100		164	(g)
								164		0.01%
Retailing
Blue Angel Holdco, LLC		Class A	8.00%		1/2/2019	243		130	(g)
								130		0.01%
Software & Services
EZ Elemica Holdings, Inc.					9/18/2019	50		65	(k)
Frontline Technologies Parent, LLC		Class A	9.00%		9/18/2017	25		34	(g)
Magic Topco, L.P.		Class A	9.00%		9/21/2020	50		52	(g)
Packers Software Intermediate Holdings, Inc.		Series A	11.21% (3M LIBOR + 11.00%)		11/12/2020	50		52	(g)
Packers Software Intermediate Holdings, Inc.		Series A-2	11.25% (3M LIBOR + 11.00%)		12/23/2020	18		19	(g)
Peachtree Parent, Inc.		Series A	13.25%		3/19/2019	25		33	(g)
Project Falcon Parent, Inc.	Canada	Class A-1	9.00%		7/2/2019	50		58	(g)
Titan DI Preferred Holdings, Inc.			13.50%		2/11/2020	—		58	(g)
								371		0.03%

TOTAL PREFERRED STOCKS (Cost $9,262)								9,453		0.83%

PRIVATE ASSET-BACKED DEBT(c)(d)(e)
Diversified Financials
Affirm Operational Loans VI Trust		1st Lien Revolver	10.36% (1M LIBOR + 9.76%)	12/17/2026			500	236	(g)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
ARM Funding 2019-1, LLC		1st Lien Revolver	8.95% (1M LIBOR + 7.95%)	2/29/2024			2,500	1,215	(h)
BFS Receivables I LLC		1st Lien Revolver	9.50% (1M LIBOR + 9.00%)	3/14/2025			1,250	42	(h)
DFC Global Facility Borrower III LLC		1st Lien Revolver	11.75% (1M LIBOR + 10.75%)	9/27/2024			10,000	7,503	(h)
NSF Funding 2020 Limited	Great Britain	1st Lien Revolver		6/10/2026			£11,500	—	(h)
Sera 2021 LLC		1st Lien Delayed Draw Term Loan	6.25% (3M LIBOR + 5.75%)	3/30/2026			1,500	46	(h)
Spring Oaks Capital SPV, LLC		1st Lien Revolver	9.50% (1M LIBOR + 8.50%)	11/12/2025			9,000	222	(h)
Woodchester Funding Limited	Great Britain	1st Lien Revolver	6.80% (1M GBP LIBOR + 6.55%)	3/10/2026			£2,182	981	(h)(m)
								10,245		0.90%
Retailing
Tricolor Funding SPV 3 LLC		1st Lien Revolver	8.50% (1M LIBOR + 7.50%)	8/6/2027			2,273	1,720	(h)(n)
								1,720		0.15%

TOTAL PRIVATE ASSET-BACKED DEBT (Cost $10,693)								11,965		1.05%

REAL ESTATE DEBT(c)(d)(e)
Real Estate
285 Mezz LLC		Mezzanine Term Loan	20.00%	5/5/2021			1,063	1,042	(g)
285 Mezz LLC		Mezzanine Delayed Draw Term Loan	16.28% (1M LIBOR + 14.00%)	5/5/2021			2,864	2,299	(g)(h)
CHDG Phase 1A1 Manager LLC		Mezzanine Delayed Draw Term Loan	13.75% (1M LIBOR + 12.25%)	11/25/2021			1,215	1,031	(g)(h)
Mandarin Oriental Honolulu		Mezzanine Term Loan	14.00%	8/5/2021			1,000	1,000
Mandarin Oriental Honolulu		Mezzanine Term Loan	14.00%	8/5/2021			776	776
TOTAL REAL ESTATE DEBT (Cost $6,240)								6,148		0.54%

WARRANTS(d)(e)(k)
Commercial & Professional Services
Visual Edge Technology, Inc.		Common			3/22/2018	8,166		—
Visual Edge Technology, Inc.		Preferred			3/22/2018	7,489		—
								—		—%
Consumer Services
KeyStone Sub-Debt HoldCo, LLC		Common			1/20/2021	4		497
								497		0.04%
Health Care Equipment & Services
Air Medical Buyer Corp		Common			3/14/2018	122		2
Teligent, Inc.		Common			4/6/2020	11,342		—

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
Teligent, Inc.		Common			7/20/2020	2,834		—
								2	—%
Media & Entertainment
MMax Investment Partners, Inc.		Common			1/19/2021	115,111		62
								62	0.01%
Retailing
ARKO Corp.		Common			12/22/2020	55		—
								—	—%
Transportation
Neovia Logistics Holdings Ltd.		Common			4/26/2019	194,454		18
								18	—%

TOTAL WARRANTS (Cost $614)								579	0.05%

Total Investments (Cost $1,358,839)								1,386,565	121.60%

Liabilities in Excess of Other Assets								(246,329)	(21.60)%

Net Assets								1,140,236	100.00%
____________________________________________________

(a)Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.

(b)Variable rate loans bear interest at a rate that may be determined by reference to either the London Interbank Offered Rate (“LIBOR”) or an alternate base rate such as the Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), or Stockholm Interbank Offered Rate (“STIBOR”), at the borrower’s option. Stated interest rates in this schedule represents the “all-in” rate as of March 31, 2021.

(c)Variable rate coupon rate shown as of March 31, 2021.

(d)These investments, which as of March 31, 2021 represented 119.7% of the Fund's net assets or 93.3% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for securities that may be subject to legal restrictions on sales.

(e)Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 of the Notes to Consolidated Schedule of Investments).

(f)This asset or a portion of this asset is held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and is pledged as collateral for a secured revolving credit facility.

(g)Includes a payment-in-kind provision.

(h)As of March 31, 2021, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
285 Mezz LLC	Mezzanine Delayed Draw Term Loan	$2,864	$(2,356)	$508
A.U.L. Corp.	1st Lien Revolver	1	—	1
AffiniPay Midco, LLC	1st Lien Revolver	766	—	766
Affirm Operational Loans VI Trust	1st Lien Revolver	500	(236)	264
AMCP Clean Intermediate, LLC	1st Lien Revolver	1	—	1
American Residential Services L.L.C.	1st Lien Revolver	1	—	1
Anaqua Parent Holdings, Inc.	1st Lien Revolver	231	(77)	154
APG Intermediate Holdings Corporation	1st Lien Revolver	1	—	1
APG Intermediate Holdings Corporation	1st Lien Delayed Draw Term Loan	804	(60)	744
AQ Sunshine, Inc.	1st Lien Revolver	136	(55)	81
AQ Sunshine, Inc.	1st Lien Delayed Draw Term Loan	1,646	(345)	1,301
Ardonagh Midco 3 PLC	1st Lien Term Loan	427	(284)	143
ARM Funding 2019-1, LLC	1st Lien Revolver	2,500	(1,215)	1,285
Athenahealth, Inc.	1st Lien Revolver	232	—	232
Atlas Intermediate III L.L.C.	1st Lien Revolver	264	—	264
Atlas Intermediate III L.L.C.	1st Lien Delayed Draw Term Loan	406	—	406
Banyan Software Holdings, LLC	1st Lien Revolver	265	—	265
Banyan Software Holdings, LLC	1st Lien Delayed Draw Term Loan	1,529	—	1,529
Bearcat Buyer, Inc.	1st Lien Revolver	580	—	580
Bearcat Buyer, Inc.	2nd Lien Delayed Draw Term Loan	580	(184)	396
Bearcat Buyer, Inc.	2nd Lien Delayed Draw Term Loan	726	—	726
BFS Receivables I LLC	1st Lien Revolver	1,250	(51)	1,199
Blue Angel Buyer 1, LLC	1st Lien Revolver	321	—	321
CabinCo Limited	1st Lien Term Loan	155	—	155
Canopy Bidco Limited	1st Lien Term Loan	692	(181)	511
Capnor Connery Bidco A/S	1st Lien Term Loan	7,247	(994)	6,253
Capstone Acquisition Holdings, Inc.	1st Lien Revolver	1,150	—	1,150
Capstone Acquisition Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,681	—	1,681
Capstone Acquisition Holdings, Inc.	2nd Lien Delayed Draw Term Loan	531	—	531
Cardinal Parent, Inc.	1st Lien Revolver	1	—	1
CB-SDG LIMITED	1st Lien Term Loan	438	—	438
CC Fly Holding II A/S	1st Lien Term Loan	428	(195)	233
Centric Brands L.P.	1st Lien Revolver	269	(128)	141
CEP V I 5 UK Limited	1st Lien Term Loan	6,346	—	6,346
CHDG Phase 1A1 Manager LLC	Mezzanine Delayed Draw Term Loan	1,215	(1,055)	160
Commercial Trailer Leasing, Inc.	1st Lien Revolver	741	—	741
Commercial Trailer Leasing, Inc.	1st Lien Delayed Draw Term Loan	1,481	—	1,481
Commify Limited	1st Lien Term Loan	892	—	892
Comprehensive EyeCare Partners, LLC	1st Lien Revolver	1	(1)	—
Comprehensive EyeCare Partners, LLC	1st Lien Delayed Draw Term Loan	417	(377)	40
Concert Golf Partners Holdco LLC	1st Lien Revolver	765	—	765
Continental Acquisition Holdings, Inc.	1st Lien Revolver	1	(1)	—
Continental Acquisition Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,461	—	1,461
Cority Software Inc.	1st Lien Revolver	231	—	231
CPI Holdco, LLC	1st Lien Revolver	3,435	—	3,435
Creation Holdings Inc.	1st Lien Revolver	545	(454)	91
CVP Holdco, Inc.	1st Lien Revolver	327	—	327
CVP Holdco, Inc.	1st Lien Delayed Draw Term Loan	2,650	(1,789)	861
DecoPac, Inc.	1st Lien Revolver	1	—	1
DFC Global Facility Borrower III LLC	1st Lien Revolver	10,000	(7,503)	2,497
Diligent Corporation	1st Lien Revolver	338	—	338

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Diligent Corporation	1st Lien Delayed Draw Term Loan	877	—	877
Divisions Holding Corporation	1st Lien Revolver	1,333	(888)	445
Divisions Holding Corporation	1st Lien Delayed Draw Term Loan	964	—	964
DRB Holdings, LLC	1st Lien Revolver	1	—	1
DRS Holdings III, Inc.	1st Lien Revolver	1	—	1
DS Admiral Bidco, LLC	1st Lien Revolver	358	(72)	286
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolver	1,296	(173)	1,123
Eleda BidCo AB	1st Lien Term Loan	458	—	458
Elemica Parent, Inc.	1st Lien Revolver	479	(346)	133
Elemica Parent, Inc.	1st Lien Revolver	947	—	947
Elevation Services Parent Holdings, LLC	1st Lien Revolver	386	(64)	322
Elevation Services Parent Holdings, LLC	1st Lien Delayed Draw Term Loan	1,796	(1,706)	90
Enigma Acquisition B.V.	1st Lien Revolver	2,345	—	2,345
eResearch Technology, Inc.	2nd Lien Delayed Draw Term Loan	1,343	—	1,343
Essential Services Holding Corporation	1st Lien Revolver	700	—	700
Essential Services Holding Corporation	1st Lien Delayed Draw Term Loan	5,226	(3,703)	1,523
Ferraro Fine Foods Corp.	1st Lien Revolver	1	—	1
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolver	1,312	—	1,312
FL Hawk Intermediate Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,017	—	1,017
Floss Bidco Limited	1st Lien Term Loan	1,657	(551)	1,106
Flow Control Solutions, Inc.	1st Lien Revolver	373	—	373
Flow Control Solutions, Inc.	1st Lien Delayed Draw Term Loan	1,604	(1,129)	475
Foundation Consumer Brands, LLC	1st Lien Revolver	389	—	389
Foundation Risk Partners, Corp.	1st Lien Revolver	3	(2)	1
Foundation Risk Partners, Corp.	1st Lien Delayed Draw Term Loan	1,160	—	1,160
Foundation Risk Partners, Corp.	2nd Lien Delayed Draw Term Loan	766	—	766
FWR Holding Corporation	1st Lien Revolver	1	—	1
FWR Holding Corporation	1st Lien Delayed Draw Term Loan	4	—	4
GB Auto Service, Inc.	1st Lien Revolver	264	(94)	170
GraphPAD Software, LLC	1st Lien Revolver	1	—	1
GSM Acquisition Corp.	1st Lien Revolver	482	—	482
GSM Acquisition Corp.	1st Lien Delayed Draw Term Loan	140	(73)	67
Hammersmith Bidco Limited	1st Lien Term Loan	4,339	(815)	3,524
Highline Aftermarket Acquisition, LLC	1st Lien Revolver	1	—	1
Hometown Food Company	1st Lien Revolver	1	—	1
IMIA Holdings, Inc.	1st Lien Revolver	408	—	408
Indigo IT Bidco Limited	1st Lien Term Loan	894	—	894
IntraPac International LLC	1st Lien Revolver	415	(167)	248
Invoice Cloud, Inc.	1st Lien Revolver	255	—	255
Ivanti Software, Inc.	1st Lien Revolver	460	—	460
Jim N Nicks Management LLC	1st Lien Revolver	1	(1)	—
Just Childcare Limited	1st Lien Term Loan	589	—	589
Kellermeyer Bergensons Services, LLC	1st Lien Delayed Draw Term Loan	539	(102)	437
Kene Acquisition, Inc.	1st Lien Revolver	676	—	676
Laboratories Bidco LLC	1st Lien Revolver	881	—	881
Lavatio Midco Sarl	1st Lien Term Loan	1,151	(718)	433
LivaNova USA Inc.	1st Lien Revolver	1	—	1
Majesco	1st Lien Revolver	624	—	624
Marmic Purchaser, LLC	1st Lien Revolver	287	—	287
Marmic Purchaser, LLC	1st Lien Delayed Draw Term Loan	1,196	—	1,196
Micromeritics Instrument Corp.	1st Lien Revolver	331	(159)	172

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Monica Holdco (US), Inc.	1st Lien Revolver	1,009	—	1,009
MRI Software LLC	1st Lien Revolver	508	(25)	483
MRI Software LLC	1st Lien Delayed Draw Term Loan	188	—	188
MRI Software LLC	1st Lien Delayed Draw Term Loan	266	—	266
MRI Software LLC	1st Lien Delayed Draw Term Loan	769	—	769
National Mentor Holdings, Inc.	1st Lien Delayed Draw Term Loan	221	—	221
Nelipak European Holdings Cooperatief U.A.	1st Lien Revolver	682	—	682
Nelipak Holding Company	1st Lien Revolver	605	(363)	242
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolver	333	(267)	66
North American Science Associates, LLC	1st Lien Revolver	706	—	706
North American Science Associates, LLC	1st Lien Delayed Draw Term Loan	916	—	916
NSF Funding 2020 Limited	1st Lien Revolver	15,854	—	15,854
NueHealth Performance, LLC	1st Lien Revolver	1	—	1
NueHealth Performance, LLC	1st Lien Delayed Draw Term Loan	607	—	607
Oakley Ekomid Limited	1st Lien Term Loan	880	(315)	565
Olympia Acquisition, Inc.	1st Lien Revolver	641	(598)	43
OMH-HealthEdge Holdings, LLC	1st Lien Revolver	1	—	1
OneDigital Borrower LLC	1st Lien Delayed Draw Term Loan	133	—	133
Optio Group Limited	1st Lien Term Loan	824	—	824
P27 BIDCO LIMITED	1st Lien Term Loan	449	(90)	359
PDI TA Holdings, Inc.	1st Lien Revolver	205	—	205
People Corporation	1st Lien Revolver	440	—	440
People Corporation	1st Lien Delayed Draw Term Loan	1,870	(258)	1,612
Petroleum Service Group LLC	1st Lien Revolver	2,106	—	2,106
Petroleum Service Group LLC	1st Lien Delayed Draw Term Loan	1,313	(107)	1,206
Practicetek Purchaser, LLC	1st Lien Revolver	138	—	138
Practicetek Purchaser, LLC	1st Lien Delayed Draw Term Loan	889	—	889
Premise Health Holding Corp.	1st Lien Revolver	1	—	1
ProfitSolv Purchaser, Inc.	1st Lien Revolver	608	—	608
ProfitSolv Purchaser, Inc.	1st Lien Delayed Draw Term Loan	2,555	—	2,555
PROTON JVCO S.A R.L.	1st Lien Term Loan	977	—	977
QF Holdings, Inc.	1st Lien Revolver	1	—	1
QF Holdings, Inc.	1st Lien Delayed Draw Term Loan	263	—	263
Radius Aerospace Europe Limited	1st Lien Revolver	256	—	256
Radius Aerospace, Inc.	1st Lien Revolver	429	(29)	400
Raptor Technologies, LLC	1st Lien Revolver	1	(1)	—
Rawlings Sporting Goods Company, Inc	1st Lien Revolver	1	—	1
Reddy Ice LLC	1st Lien Revolver	955	—	955
Reddy Ice LLC	1st Lien Delayed Draw Term Loan	551	—	551
Redwood Services, LLC	1st Lien Revolver	158	—	158
Redwood Services, LLC	1st Lien Delayed Draw Term Loan	1,069	—	1,069
Right Choice Holdings Limited	1st Lien Term Loan	919	—	919
RSC Acquisition, Inc.	1st Lien Revolver	1	—	1
RSK Group Limited	1st Lien Term Loan	517	(50)	467
Safe Home Security, Inc.	1st Lien Delayed Draw Term Loan	287	—	287
SaintMichelCo Limited	1st Lien Term Loan	258	(221)	37
SaintMichelCo Limited	1st Lien Term Loan	3,050	—	3,050
Saldon Holdings, Inc.	1st Lien Revolver	381	—	381
SCM Insurance Services Inc.	1st Lien Revolver	1	—	1
SCSG EA Acquisition Company, Inc.	1st Lien Revolver	1	—	1
SelectQuote, Inc.	1st Lien Delayed Draw Term Loan	2,455	—	2,455

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Sera 2021 LLC	1st Lien Delayed Draw Term Loan	1,500	(70)	1,430
Service Logic Acquisition, Inc.	1st Lien Revolver	1,007	—	1,007
Service Logic Acquisition, Inc.	1st Lien Delayed Draw Term Loan	1,290	—	1,290
SFE Intermediate HoldCo LLC	1st Lien Revolver	2	—	2
Sigma Electric Manufacturing Corporation	1st Lien Revolver	1	—	1
SiroMed Physician Services, Inc.	1st Lien Revolver	1	—	1
SpareFoot, LLC	1st Lien Revolver	1	(1)	—
Spectra Finance, LLC	1st Lien Revolver	1	(1)	—
Spring Insurance Solutions, LLC	1st Lien Delayed Draw Term Loan	1,151	—	1,151
Spring Oaks Capital SPV, LLC	1st Lien Revolver	9,000	(267)	8,733
SSE Buyer, Inc.	1st Lien Delayed Draw Term Loan	189	—	189
Stealth Holding LLC	1st Lien Delayed Draw Term Loan	989	—	989
Sundance Energy, Inc.	2nd Lien Delayed Draw Term Loan	204	(41)	163
Sunshine Sub, LLC	1st Lien Revolver	144	—	144
Survitec Group Holdco Limited	1st Lien Revolver	1,379	—	1,379
Survitec Group Holdco Limited	1st Lien Term Loan	12,408	—	12,408
Symbol Bidco I Limited	1st Lien Term Loan	591	(109)	482
Symplr Software Inc.	1st Lien Revolver	1	—	1
TA/WEG Holdings, LLC	1st Lien Revolver	801	—	801
TA/WEG Holdings, LLC	1st Lien Delayed Draw Term Loan	2,500	(888)	1,612
TCP Hawker Intermediate LLC	1st Lien Revolver	458	(34)	424
TCP Hawker Intermediate LLC	1st Lien Delayed Draw Term Loan	495	—	495
Teligent, Inc.	1st Lien Revolver	1	(1)	—
Teligent, Inc.	2nd Lien Delayed Draw Term Loan	63	(20)	43
The Ultimate Software Group, Inc.	1st Lien Revolver	1	—	1
The Ultimus Group Midco, LLC	1st Lien Revolver	396	(226)	170
Theranest, LLC	1st Lien Delayed Draw Term Loan	1,004	—	1,004
Tricolor Funding SPV 3 LLC	1st Lien Revolver	2,273	(1,720)	553
True Potential LLP	1st Lien Term Loan	2,977	(2,046)	931
Turbo Acquisitions 10 Bidco Limited	1st Lien Term Loan	928	—	928
TWH Infrastructure Industries, Inc.	1st Lien Revolver	464	(232)	232
United Digestive MSO Parent, LLC	1st Lien Revolver	511	—	511
United Digestive MSO Parent, LLC	1st Lien Delayed Draw Term Loan	1,023	(283)	740
Veterinary Practice Partners, LLC	1st Lien Revolver	193	—	193
Veterinary Practice Partners, LLC	1st Lien Delayed Draw Term Loan	2,266	(126)	2,140
Visolit Finco AS	1st Lien Term Loan	1,307	—	1,307
VLS Recovery Services, LLC	1st Lien Revolver	1	—	1
VLS Recovery Services, LLC	1st Lien Delayed Draw Term Loan	1,070	(214)	856
WebPT, Inc.	1st Lien Revolver	216	(65)	151
WebPT, Inc.	1st Lien Delayed Draw Term Loan	255	—	255
Wellness AcquisitionCo, Inc.	1st Lien Revolver	504	—	504
Wildcat BuyerCo, Inc.	1st Lien Revolver	255	—	255
Wildcat BuyerCo, Inc.	1st Lien Delayed Draw Term Loan	1,077	(389)	688
Woodchester Funding Limited	1st Lien Revolver	3,008	(1,025)	1,983
WSHP FC Acquisition LLC	1st Lien Revolver	89	(57)	32
WSHP FC Acquisition LLC	1st Lien Delayed Draw Term Loan	351	—	351
Total		202,798	(38,443)	164,355
____________________________________________________

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
(i)This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(j)Loan or bond was on non-accrual status as of March 31, 2021.

(k)Non-income producing security as of March 31, 2021.

(l)When-Issued or delayed delivery security based on typical market settlement convention for such security.

(m)The Fund entered into a $1,644 commitment in a secured borrowing with a third party. The secured borrowing provides for the third party to hold a senior interest in the Fund’s investment in the first lien revolver. The fair value and commitment of the related first lien revolver associated with the secured borrowing were $563 and £1,200, respectively. The fair value of the secured borrowing was $565 as of March 31, 2021.

(n)The Fund entered into a $1,023 commitment in a secured borrowing with a third party. The secured borrowing provides for the third party to hold a senior interest in the Fund’s investment in the first lien revolver. The fair value and commitment of the related first lien revolver associated with the secured borrowing were $783 and $1,023, respectively. The fair value of the secured borrowing was $783 as of March 31, 2021.

    As of March 31, 2021, the aggregate cost of securities for Federal income tax purposes was $1,359,428. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$38,842
Gross unrealized depreciation	(11,703)
Net unrealized appreciation	$27,139

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Securities sold short as of March 31, 2021 were as follows:

Company	Industry	Interest Rate	Maturity Date	Principal Amount	Value	Percentage of Net Assets
Hormel Foods Corp.	Food, Beverage & Tobacco	1.80%	6/11/2030	$(390)	$(375)
Tenet Healthcare Corporation	Health Care Equipment & Services	6.25%	2/1/2027	(63)	(67)
Boxer Parent Co., Inc.	Software & Services	7.13%	10/2/2025	(75)	(81)
CommScope, Inc.	Technology Hardware & Equipment	8.25%	3/1/2027	(250)	(268)
Total Corporate Bonds Sold Short (Cost $(804))					$(791)	(0.07)%

Forward currency contracts as of March 31, 2021 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Forward currency contract	$(279)		£(278)	Goldman Sachs	May 19, 2021	$—	$(1)
Forward currency contract	$(289)		£(291)	Goldman Sachs	May 19, 2021	3	—
Forward currency contract	$(284)		£(283)	Goldman Sachs	May 24, 2021	—	(1)
Forward currency contract	$(292)		£(295)	Goldman Sachs	May 24, 2021	3	—
Forward currency contract	$(8,957)		£(9,045)	Goldman Sachs	July 23, 2021	87	—
Forward currency contract	$(4,828)		€(4,907)	Goldman Sachs	July 23, 2021	79	—
Forward currency contract	$(5,745)	CAD	(5,806)	Goldman Sachs	July 23, 2021	61	—
Forward currency contract	$(92)	CAD	(93)	Goldman Sachs	July 23, 2021	—	—
Forward currency contract	$(4,443)	NOK	(4,497)	Goldman Sachs	July 23, 2021	55	—
Forward currency contract	$(2,086)	SEK	(2,139)	Goldman Sachs	July 23, 2021	53	—
Total						$341	$(2)

Purchased options outstanding as of March 31, 2021 were as follows:

Options on Equity Indices

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Put-Lumen Technologies, Inc.	$12	4/12/2021	Barclays	$717	$6	$2
Call-Chicago Board Options Exchange-VIX US	30	4/22/2021	JPMorgan Chase & Co.	175	17	6
Put-iShares iBoxx High Yield Corporate Bond ETF	82	5/24/2021	JPMorgan Chase & Co.	52,308	384	156
Put-Invesco Senior Loan ETF	22	7/19/2021	Citigroup Global Markets, Inc.	934	22	15
Put-Invesco CurrencyShares Japanese Yen Trust	86	1/24/2022	Barclays	1,967	19	58
Total Purchased Options					$448	$237

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Written options outstanding as of March 31, 2021 were as follows:

Options on Equity Indices

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$40	4/22/2021	JPMorgan Chase & Co.	$(175)	$(9)	$(3)
Put-iShares iBoxx High Yield Corporate Bond ETF	$79	5/24/2021	JPMorgan Chase & Co.	(52,308)	(252)	(81)
Call-Invesco Senior Loan ETF	$22	7/19/2021	Citigroup Global Markets, Inc.	(934)	(24)	(11)
Total Written Options					$(285)	$(95)

Swap Agreements outstanding as of March 31, 2021 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S33 5Y	Q	5.00%	December 20, 2024	ICE	$2,577	$(247)	$92	$(339)
AXL CDS USD SR 5Y	Q	5.00%	June 20, 2025	ICE	250	(16)	(2)	(14)
CDX.NA.HY S34 5Y	Q	5.00%	June 20, 2025	ICE	1,021	(96)	(59)	(37)
KSS CDS USD SR 5Y	Q	1.00%	December 20, 2025	ICE	62	—	7	(7)
CDX.NA.HY S35 5Y	Q	5.00%	December 20, 2025	ICE	525	(49)	(41)	(8)
Total Swap Agreements: Centrally Cleared or Exchange Traded						$(408)	$(3)	$(405)

Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S31 5Y Tranche 15-25	Q	5.00%	December 20, 2023	Goldman Sachs	$2,784	$(60)	$(160)	$100
JWN CDS USD SR 5Y	Q	1.00%	June 20, 2024	Goldman Sachs	210	2	12	(10)
CMBX.NA.BBB- S9	M	3.00%	September 17, 2058	Goldman Sachs	1,030	113	246	(133)
Total Swap Agreements - Buy Protection: Over the Counter						$55	$98	$(43)

Total Swap Agreements						$(353)	$95	$(448)

____________________________________________________

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Abbreviations:
144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO Collateralized Loan Obligation

Currencies:
€ Euro Currency
£ British Pounds
$ U.S. Dollars
CAD Canadian Dollars
DKK Danish Krone
GBP British Pound
NOK Norwegian Krone
SEK Swedish Krone
USD U.S. Dollars

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
1.     ORGANIZATION

    CION Ares Diversified Credit Fund (the “Fund”) is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”). The Fund is structured as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the “Adviser”) pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 (the “Advisers Act”) on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares Management”), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC (“CION”) and is controlled by Ares Management. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC (“Ares Operations”), a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

2.     SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation

    The accompanying consolidated schedule of investments have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and include the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, that, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All significant intercompany balances and transactions have been eliminated.

    Cash and Cash Equivalents

    Cash and cash equivalents include funds from time to time deposited with financial institutions. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Fund looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (Continued)
March 31, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
market prices are not readily available are valued at fair value as determined in good faith by the Board in accordance with the Fund's valuation policy (the “Valuation Policy”). The Valuation Policy is reviewed and approved at least annually by the Board. The Adviser has been authorized by the Board to utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the Valuation Policy and a consistently applied valuation process.

As part of the valuation process for investments that do not have readily available market prices, the Adviser may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Adviser considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. All investments in securities are recorded at their fair value. See Note 3 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind (“PIK”) interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Collateralized loan obligation (“CLO”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (Continued)
March 31, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
Dividend Income Recognition

Dividend income on preferred equity securities is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity securities contain PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity security. PIK dividends added to the principal balance are generally collected upon redemption of the equity security.

Foreign Currency Transactions and Forward Currency Contracts

The Fund’s books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into forward currency contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in “net realized and unrealized gains (losses) on investments, from forward currency and derivative contracts” in the consolidated statement of operations.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (Continued)
March 31, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the Consolidated Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates and such differences may be material.

3.     FAIR VALUE OF FINANCIAL INSTRUMENTS

    The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

    In addition to using the above inputs in investment valuations, the Fund continues to employ a Valuation Policy that is approved by the Board that is consistent with the provisions of ASC 820-10 (See Note 2 for more information). Consistent with the Fund's Valuation Policy, it evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund's Valuation Policy considers the fact that because there may not be a readily available market value for the investments in the Fund's portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (Continued)
March 31, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. Enterprise value means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Fund may also employ other valuation multiples to determine EV, such as revenues. The Fund may also use industry specific valuation analyses to determine enterprise value, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate enterprise value. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the enterprise value of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (Continued)
March 31, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

    The following is a summary of the inputs used as of March 31, 2021, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$354,790	$681,906	$1,036,696
Subordinated Loans	—	4,080	17,590	21,670
Corporate Bonds	—	136,552	50	136,602
Collateralized Loan Obligations	—	—	159,407	159,407
Common Stocks	1,305	—	2,740	4,045
Preferred Stocks	—	—	9,453	9,453
Private Asset-Backed Debt	—	—	11,965	11,965
Real Estate Debt	—	—	6,148	6,148
Warrants	—	—	579	579
Total Investments	$1,305	$495,422	$889,838	$1,386,565
Derivative assets:
Forward Currency Contracts	$—	$341	$—	$341
Purchased Equity Options	237	—	—	237
Credit Default Swaps	—	115	—	115
Derivative liabilities:
Corporate Bonds Sold Short	$—	$(791)	$—	$(791)
Forward Currency Contracts	—	(2)	—	(2)
Written Equity Options	(95)	—	—	(95)
Credit Default Swaps	—	(468)	—	(468)

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (Continued)
March 31, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2021:

	Senior Loans	Subordinated Loans	Corporate Bonds	Collateralized Loan Obligations	Common Stocks	Preferred Stocks	Private Asset-Backed Debt	Real Estate Debt	Warrants	Total
Balance as of December 31, 2020	$600,554	$10,693	$2,811	$168,707	$2,624	$926	$9,067	$5,999	$558	$801,939
Purchases	129,539	6,955	169	5,774	150	8,498	3,097	152	602	154,936
Sales and principal redemptions	(48,666)	(206)	(321)	(9,991)	—	(33)	(348)	—	(966)	(60,531)
Net realized and unrealized gains (losses)	1,794	141	112	(5,098)	(34)	62	145	(12)	385	(2,505)
Accrued discounts (premiums)	531	7	14	15	—	—	4	9	—	580
Transfers in to Level 3(a)	7,452	—	—	—	—	—	—	—	—	7,452
Transfers out of Level 3(a)	(9,298)	—	(2,735)	—	—	—	—	—	—	(12,033)
Balance as of March 31, 2021	$681,906	$17,590	$50	$159,407	$2,740	$9,453	$11,965	$6,148	$579	$889,838
Net change in unrealized appreciation (depreciation) from investments held at March 31, 2021	$4,105	$136	$—	$(5,047)	$(34)	$59	$142	$(12)	$(32)	$(683)
 ________________________________________

(a)Investments were transferred into and out of Level 3 during the three months ended March 31, 2021. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (Continued)
March 31, 2021 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following table summarizes the quantitative inputs and assumptions used for investments in securities at fair value categorized as Level 3 in the fair value hierarchy as of March 31, 2021.

	Fair Value	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)
Asset Category
Senior Loans	$659,933	Yield Analysis	Market Yield	3.3% - 37.2%	7.7%
Senior Loans	21,973	Broker Quotes	N/A	N/A	N/A
Subordinated Loans	17,590	Yield Analysis	Market Yield	8.9% - 17.7%	11.7%
Corporate Bonds	50	Broker Quotes	N/A	N/A	N/A
Collateralized Loan Obligations	159,407	Broker Quotes	N/A	N/A	N/A
Common Stocks	2,740	EV market multiple analysis	EBITDA multiple	6.0x - 24.0x	16.4x
Preferred Stocks	9,453	EV market multiple analysis	EBITDA multiple	8.0x - 22.2x	9.4x
Private Asset-Backed Debt	11,965	Income (Other)	Constant Default Rate, Constant Prepayment Rate, Recovery Rate, Collection Rate	13.2% - 44.2%, 0.0% - 41.5%, 0.0% - 60.0%, 96.6%	13.2% - 44.2%, 0.0% - 41.5%, 0.0% - 60.0%, 96.6%
Real Estate Debt	6,148	Yield Analysis	Market Yield	13.8% - 20.0%	15.8%
Warrants	579	EV market multiple analysis	EBITDA multiple	7.1x -10.0x	7.2x
Total Level 3 Investments	$889,838
 ________________________________________

(a)Weighted averages are calculated based on fair value of investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments.

    Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

    In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.